Schedule of investments
Optimum Fixed Income Fund
December 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Asset-Backed Securities — 0.02%
SLM Student Loan Trust
Series 2003-11 A6 144A 0.753% (LIBOR03M + 0.55%) 12/15/25 #, •	76,750	$ 76,730
Series 2008-9 A 1.624% (LIBOR03M + 1.50%) 4/25/23 •	608,673	612,805
Total Agency Asset-Backed Securities (cost $685,843)		689,535

Agency Collateralized Mortgage Obligations — 2.71%
Fannie Mae Connecticut Avenue Securities
Series 2017-C03 1M2 3.103% (LIBOR01M + 3.00%) 10/25/29 •	5,805,287	5,939,944
Series 2017-C04 2M2 2.953% (LIBOR01M + 2.85%) 11/25/29 •	350,290	359,070
Series 2018-C01 1M2 2.353% (LIBOR01M + 2.25%, Floor 2.25%) 7/25/30 •	1,056,403	1,068,335
Series 2018-C03 1M2 2.253% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	529,063	535,426
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	3,938	4,211
Series 2004-T1 1A2 6.50% 1/25/44	3,754	4,295
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	26,842	30,843
Series 2004-W15 1A1 6.00% 8/25/44	18,848	21,189
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	33,445	$ 37,060
Series 2001-14 Z 6.00% 5/25/31	2,078	2,274
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	1,477,761	1,241,369
Series 2008-24 ZA 5.00% 4/25/38	5,183,353	5,775,058
Series 2009-2 AS 5.598% (5.70% minus LIBOR01M, Cap 5.70%) 2/25/39 Σ, •	290,230	43,624
Series 2009-68 SA 6.648% (6.75% minus LIBOR01M, Cap 6.75%) 9/25/39 Σ, •	119,553	19,601
Series 2011-118 DC 4.00% 11/25/41	289,839	305,262
Series 2017-40 GZ 3.50% 5/25/47	389,636	411,883
Series 2017-95 FA 0.436% (LIBOR01M + 0.35%, Floor 0.35%) 11/25/47 •	279,660	279,035
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	30,741	34,160
Series 3143 BC 5.50% 2/15/36	854,363	973,687
Series 3289 SA 6.64% (6.75% minus LIBOR01M, Cap 6.75%) 3/15/37 Σ, •	370,545	77,152
Series 4676 KZ 2.50% 7/15/45	376,409	381,074
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA3 M2 2.603% (LIBOR01M + 2.50%) 3/25/30 •	312,988	319,011
Series 2018-HQA1 M2 2.403% (LIBOR01M + 2.30%) 9/25/30 •	728,973	737,204
NQ-OPTFI [12/21] 2/22 (2028215)    1

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-DNA4 M2 144A 2.053% (LIBOR01M + 1.95%) 10/25/49 #, •	363,239	$ 364,315
Series 2019-HQA4 M2 144A 2.153% (LIBOR01M + 2.05%) 11/25/49 #, •	308,521	309,018
Series 2020-DNA2 M2 144A 1.953% (LIBOR01M + 1.85%, Floor 1.85%) 2/25/50 #, •	349,321	350,526
Series 2020-DNA6 M2 144A 2.05% (SOFR + 2.00%) 12/25/50 #, •	3,600,000	3,619,147
Series 2021-DNA1 M2 144A 1.85% (SOFR + 1.80%) 1/25/51 #, •	7,000,000	7,015,462
Series 2021-DNA3 M2 144A 2.15% (SOFR + 2.10%) 10/25/33 #, •	2,500,000	2,544,639
Series 2021-DNA5 M2 144A 1.70% (SOFR + 1.65%) 1/25/34 #, •	3,300,000	3,314,130
Series 2021-HQA1 M2 144A 2.30% (SOFR + 2.25%) 8/25/33 #, •	7,000,000	7,046,302
Series 2021-HQA2 M2 144A 2.10% (SOFR + 2.05%) 12/25/33 #, •	5,000,000	5,009,512
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	10,505	12,319
Series T-58 2A 6.50% 9/25/43 ♦	3,948	4,467
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2008-65 SB 5.896% (6.00% minus LIBOR01M, Cap 6.00%) 8/20/38 Σ, •	299,651	$ 35,422
Series 2009-2 SE 5.716% (5.82% minus LIBOR01M, Cap 5.82%) 1/20/39 Σ, •	1,009,634	133,578
Series 2011-H21 FT 0.84% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	4,516,265	4,500,997
Series 2011-H23 FA 0.781% (LIBOR01M + 0.70%, Cap 11.00%, Floor 0.70%) 10/20/61 •	2,858,854	2,876,763
Series 2012-H08 FB 0.681% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 3/20/62 •	396,035	397,482
Series 2012-H18 NA 0.601% (LIBOR01M + 0.52%, Cap 10.50%, Floor 0.52%) 8/20/62 •	242,846	243,622
Series 2012-H29 SA 0.596% (LIBOR01M + 0.515%, Cap 12.00%, Floor 0.515%) 10/20/62 •	3,099,098	3,109,489
Series 2013-113 LY 3.00% 5/20/43	173,000	183,245
Series 2015-H10 FA 0.681% (LIBOR01M + 0.60%, Cap 7.50%) 4/20/65 •	9,772,847	9,829,440

2    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-H11 FC 0.631% (LIBOR01M + 0.55%, Cap 7.50%, Floor 0.55%) 5/20/65 •	1,175,018	$ 1,180,282
Series 2015-H12 FB 0.681% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 5/20/65 •	4,794,778	4,821,588
Series 2015-H20 FB 0.681% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 8/20/65 •	1,339,730	1,347,763
Series 2015-H30 FD 0.681% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 10/20/65 •	77,828	78,172
Series 2016-H06 FD 1.001% (LIBOR01M + 0.92%, Cap 7.50%, Floor 0.92%) 7/20/65 •	1,403,788	1,423,577
Series 2017-163 ZK 3.50% 11/20/47	3,449,614	3,629,648
Total Agency Collateralized Mortgage Obligations (cost $80,630,674)		81,981,672

Agency Commercial Mortgage-Backed Securities — 0.23%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	1,070,000	1,125,933
FREMF Mortgage Trust
Series 2012-K18 B 144A 4.172% 1/25/45 #, •	1,000,000	999,561
Series 2012-K22 B 144A 3.679% 8/25/45 #, •	665,000	674,878
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K24 B 144A 3.506% 11/25/45 #, •	3,675,000	$ 3,740,470
Series 2017-K71 B 144A 3.753% 11/25/50 #, •	470,000	506,170
Total Agency Commercial Mortgage-Backed Securities (cost $6,879,794)		7,047,012

Agency Mortgage-Backed Securities — 17.02%
Fannie Mae
5.50% 3/1/37	5,958	6,453
5.50% 7/1/37	2,659	2,751
Fannie Mae S.F. 15 yr
2.00% 3/1/36	3,671,200	3,779,152
2.50% 7/1/36	13,533,795	14,064,760
Fannie Mae S.F. 20 yr
2.00% 3/1/41	3,276,433	3,329,195
2.00% 4/1/41	1,497,940	1,514,941
2.00% 5/1/41	2,965,118	3,012,864
3.00% 9/1/37	1,639,179	1,730,745
Fannie Mae S.F. 30 yr
2.00% 12/1/50	8,640,631	8,630,243
2.00% 1/1/51	4,812,027	4,801,954
2.00% 2/1/51	4,127,904	4,128,589
2.00% 3/1/51	6,840,328	6,825,461
2.00% 5/1/51	1,278,566	1,276,352
2.00% 8/1/51	1,488,167	1,489,165
2.50% 10/1/50	1,562,234	1,602,271
2.50% 1/1/51	3,319,534	3,389,943
2.50% 5/1/51	1,202,252	1,229,591
2.50% 7/1/51	17,827,705	18,227,032
2.50% 8/1/51	7,782,222	7,997,808
2.50% 9/1/51	5,216,927	5,331,716
2.50% 11/1/51	5,270,903	5,391,567
2.50% 12/1/51	1,720,000	1,761,000
3.00% 10/1/42	1,468,142	1,558,879
3.00% 4/1/43	501,271	531,026
3.00% 1/1/47	1,942,290	2,047,651
3.00% 11/1/48	772,662	810,126
3.00% 12/1/49	4,213,429	4,425,135
3.00% 3/1/50	1,938,255	2,037,597
3.00% 7/1/50	1,023,481	1,065,266
3.00% 8/1/50	2,354,495	2,439,941
3.00% 5/1/51	686,800	721,999
3.00% 7/1/51	5,259,723	5,551,163
3.00% 8/1/51	10,846,047	11,374,974

NQ-OPTFI [12/21] 2/22 (2028215)    3

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 12/1/51	2,226,000	$ 2,311,252
3.50% 7/1/47	2,175,316	2,342,107
3.50% 12/1/47	464,748	492,720
3.50% 1/1/48	1,072,927	1,138,282
3.50% 2/1/48	1,904,853	2,043,750
3.50% 7/1/48	1,502,700	1,592,247
3.50% 11/1/48	1,239,578	1,310,708
3.50% 1/1/50	1,708,635	1,801,707
3.50% 3/1/50	810,804	859,098
3.50% 8/1/51	1,224,687	1,302,193
4.00% 10/1/40	10,316	11,327
4.00% 11/1/40	44,750	48,882
4.00% 3/1/46	61,058	66,581
4.00% 4/1/47	600,260	655,858
4.00% 6/1/48	2,937,705	3,189,658
4.00% 9/1/48	3,083,892	3,283,959
4.00% 10/1/48	2,903,714	3,174,294
4.00% 1/1/49	58,763	62,527
4.00% 3/1/49	172,788	183,755
4.00% 6/1/49	701,821	761,084
4.50% 5/1/35	33,598	36,829
4.50% 8/1/35	58,901	64,860
4.50% 9/1/35	71,542	78,783
4.50% 5/1/39	204,890	226,442
4.50% 6/1/40	150,683	166,686
4.50% 7/1/40	196,209	209,451
4.50% 2/1/41	632,335	699,050
4.50% 4/1/41	29,726	32,755
4.50% 1/1/42	2,230,171	2,451,305
4.50% 10/1/45	618,063	682,020
4.50% 5/1/46	355,823	392,692
4.50% 4/1/48	819,448	904,856
4.50% 7/1/48	189,996	203,365
4.50% 8/1/48	141,107	151,130
4.50% 9/1/48	278,010	302,817
4.50% 12/1/48	287,576	307,513
4.50% 1/1/49	3,760,990	4,113,653
4.50% 1/1/50	1,043,777	1,131,587
5.00% 3/1/34	1,063	1,197
5.00% 4/1/34	5,021	5,675
5.00% 8/1/34	9,748	11,006
5.00% 4/1/35	1,782	1,944
5.00% 12/1/37	1,087	1,209
5.00% 3/1/38	60,640	68,588
5.00% 6/1/38	2,237	2,442
5.00% 5/1/40	68,209	76,784
5.00% 7/1/47	421,104	476,866
5.50% 12/1/33	8,217	9,036
5.50% 2/1/35	163,343	186,394
5.50% 5/1/44	7,762,708	8,834,471
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 9/1/36	10,346	$ 11,459
6.00% 8/1/38	29,261	32,327
6.00% 12/1/38	3,534	4,099
6.00% 6/1/41	1,184,163	1,367,480
6.00% 7/1/41	3,973,192	4,595,810
6.00% 1/1/42	997,915	1,155,796
6.50% 11/1/33	1,659	1,843
6.50% 2/1/36	27,852	31,991
6.50% 3/1/36	49,430	55,269
6.50% 6/1/36	42,003	48,303
6.50% 2/1/38	16,487	18,711
6.50% 11/1/38	2,406	2,789
Fannie Mae S.F. 30 yr TBA
2.00% 1/1/51	13,751,000	13,708,632
2.50% 1/1/51	11,524,000	11,757,237
3.00% 1/1/51	138,000,000	142,962,935
3.00% 2/1/51	21,000,000	21,723,236
2.50% 2/1/51	29,600,000	30,123,923
Freddie Mac ARM
2.00% (LIBOR12M + 1.625%, Cap 10.50%, Floor 1.625%) 2/1/38 •	13,155	13,216
2.43% (LIBOR12M + 2.18%, Cap 10.516%, Floor 2.18%) 5/1/37 •	45,874	48,297
Freddie Mac S.F. 15 yr
2.00% 12/1/35	2,838,907	2,909,037
3.00% 3/1/35	8,763,641	9,239,871
Freddie Mac S.F. 20 yr
2.00% 3/1/41	3,737,203	3,792,758
2.00% 4/1/41	3,410,042	3,464,956
2.00% 6/1/41	516,371	524,687
2.50% 6/1/41	6,760,573	6,980,042
5.50% 10/1/23	2,975	3,254
5.50% 8/1/24	2,406	2,633
Freddie Mac S.F. 30 yr
2.00% 4/1/51	1,554,721	1,551,311
2.00% 9/1/51	5,383,600	5,375,947
2.00% 11/1/51	7,921,408	7,904,317
2.50% 10/1/50	2,843,771	2,928,360
2.50% 11/1/50	2,584,791	2,647,176
2.50% 2/1/51	4,856,541	5,001,232
2.50% 10/1/51	7,185,657	7,396,223
3.00% 11/1/46	2,711,740	2,860,586
3.00% 11/1/49	2,776,693	2,884,648
3.00% 12/1/49	638,571	666,070
3.00% 1/1/50	736,250	771,109
3.00% 12/1/50	204,767	215,853

4    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
		Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
3.00% 5/1/51		6,540,478	$ 6,950,453
3.00% 8/1/51		1,708,504	1,797,772
3.50% 8/1/48		24,413	25,745
3.50% 9/1/48		2,108,778	2,239,774
3.50% 11/1/48		5,398,717	5,811,906
4.00% 12/1/45		535,741	589,409
4.00% 7/1/47		189,241	202,981
4.00% 10/1/47		1,785,429	1,902,351
4.50% 8/1/48		1,039,108	1,124,315
4.50% 3/1/49		234,261	252,318
4.50% 4/1/49		928,307	1,008,206
4.50% 8/1/49		1,976,837	2,169,489
5.50% 9/1/41		1,644,694	1,879,383
6.50% 11/1/33		16,312	18,337
6.50% 1/1/35		43,572	50,984
7.00% 1/1/38		5,222	5,464
GNMA I S.F. 30 yr
3.00% 8/15/45		5,558,401	5,817,997
3.00% 3/15/50		516,137	532,360

GNMA I S.F. 30 yr TBA 4.00% 1/20/51		6,000,000	6,318,202
GNMA II S.F. 30 yr
3.00% 8/20/50		993,749	1,047,194
5.50% 5/20/37		61,358	69,977
6.00% 4/20/34		1,813	1,923
Total Agency Mortgage-Backed Securities (cost $515,684,484)			515,150,668

Collateralized Debt Obligations — 5.79%
Adagio V CLO DAC Series V-A ARR 144A 0.72% (EUR003M + 0.72%, Floor 0.72%) 10/15/31 #, •	EUR	1,100,000	1,248,909
AMMC CLO 16 Series 2015-16A AR2 144A 1.107% (LIBOR03M + 0.98%, Floor 0.98%) 4/14/29 #, •		1,131,778	1,130,403
AMMC CLO 21 Series 2017-21A A 144A 1.382% (LIBOR03M + 1.25%) 11/2/30 #, •		2,400,000	2,405,016
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Anchorage Capital CLO 9 Series 2016-9A AR2 144A 1.264% (LIBOR03M + 1.14%, Floor 1.14%) 7/15/32 #, •		1,800,000	$ 1,799,548
Anchorage Capital CLO 11 Series 2019-11A AR 144A 1.268% (LIBOR03M + 1.14%, Floor 1.14%) 7/22/32 #, •		1,200,000	1,199,698
Apex Credit CLO Series 2018-1A A2 144A 1.154% (LIBOR03M + 1.03%) 4/25/31 #, •		2,400,000	2,354,446
Aqueduct European CLO DAC Series 2017-1A AR 144A 0.64% (EUR003M + 0.64%, Floor 0.64%) 7/20/30 #, •	EUR	1,888,798	2,147,195
Ares European CLO Series 7A A1RR 144A 0.66% (EUR003M + 0.66%, Floor 0.66%) 10/15/30 #, •	EUR	1,300,000	1,476,730
Ares European CLO X DAC Series 10A AR 144A 0.78% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	2,700,000	3,072,124
Ares European CLO XII DAC Series 12A AR 144A 0.85% (EUR003M + 0.85%, Floor 0.85%) 4/20/32 #, •	EUR	300,000	340,859

NQ-OPTFI [12/21] 2/22 (2028215)    5

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Ares European CLO XIV DAC Series 14A A 144A 1.12% (EUR003M + 1.12%, Floor 1.12%) 10/21/33 #, •	EUR	3,750,000	$ 4,251,994
Ares XL CLO Series 2016-40A A1RR 144A 0.99% (LIBOR03M + 0.87%, Floor 0.87%) 1/15/29 #, •		2,200,000	2,198,385
Ares XXXIX CLO Series 2016-39A A1R2 144A 1.172% (LIBOR03M + 1.05%, Floor 1.05%) 4/18/31 #, •		1,500,000	1,498,549
ASSURANT CLO Series 2018-3A AR 144A 1.172% (LIBOR03M + 1.04%, Floor 1.04%) 10/20/31 #, •		1,200,000	1,199,699
Atlas Senior Loan Fund X Series 2018-10A A 144A 1.214% (LIBOR03M + 1.09%) 1/15/31 #, •		1,473,303	1,474,435
Atrium XII Series 12A AR 144A 0.958% (LIBOR03M + 0.83%) 4/22/27 #, •		2,240,631	2,241,339
Aurium CLO IV DAC Series 4A AR 144A 0.73% (EUR003M + 0.73%, Floor 0.73%) 1/16/31 #, •	EUR	3,000,000	3,411,791
Bain Capital Euro CLO DAC Series 2018-2A AR 144A 0.74% (EUR003M + 0.74%, Floor 0.74%) 1/20/32 #, •	EUR	1,300,000	1,475,551
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Benefit Street Partners CLO XII Series 2017-12A A1R 144A 1.074% (LIBOR03M + 0.95%, Floor 0.95%) 10/15/30 #, •		500,000	$ 499,280
Benefit Street Partners CLO XVII Series 2019-17A AR 144A 1.204% (LIBOR03M + 1.08%, Floor 1.08%) 7/15/32 #, •		700,000	699,029
Black Diamond CLO DAC Series 2019-1A A1R 144A 0.98% (EUR003M + 0.98%, Floor 0.98%) 5/15/32 #, •	EUR	300,000	340,345
Blackrock European CLO VII DAC Series 7A AR 144A 0.62% (EUR003M + 0.62%, Floor 0.62%) 10/15/31 #, •	EUR	2,200,000	2,498,293
BlueMountain Fuji EUR CLO III DAC Series 3A A1R 144A 0.72% (EUR003M + 0.72%, Floor 0.72%) 1/15/31 #, •	EUR	1,400,000	1,584,447
BNPP AM Euro CLO DAC
Series 2018-1A AR 144A 0.60% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, •	EUR	250,000	284,305
Series 2019-1A AR 144A 0.82% (EUR003M + 0.82%, Floor 0.82%) 7/22/32 #, •	EUR	1,000,000	1,137,365

6    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Cairn CLO IV DAC Series 2014-4A ARRR 144A 0.60% (EUR003M + 0.60%, Floor 0.60%) 4/30/31 #, •	EUR	1,600,000	$ 1,814,290
Cairn CLO X DAC Series 2018-10A AR 144A 0.78% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	1,400,000	1,590,688
Carlyle Euro CLO DAC
Series 2017-3A A1R 144A 0.70% (EUR003M + 0.70%, Floor 0.70%) 1/15/31 #, •	EUR	1,900,000	2,149,700
Series 2019-2A A1R 144A 0.89% (EUR003M + 0.89%, Floor 0.89%) 8/15/32 #, •	EUR	600,000	681,736

Carlyle Global Market Strategies CLO Series 13-1A A1RR 144A 1.105% (LIBOR03M + 0.95%, Floor 0.95%) 8/14/30 #, •		2,500,000	2,499,370
Carlyle Global Market Strategies Euro CLO Series 2014-2A AR1 144A 0.75% (EUR003M + 0.75%, Floor 0.75%) 11/15/31 #, •	EUR	1,500,000	1,692,737
CARLYLE US CLO Series 2017-1A A1R 144A 1.132% (LIBOR03M + 1.00%, Floor 1.00%) 4/20/31 #, •		1,500,000	1,498,323
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

CVC Cordatus Loan Fund VII DAC Series 7A ARR 144A 0.63% (EUR003M + 0.63%, Floor 0.63%) 9/15/31 #, •	EUR	1,200,000	$ 1,360,066
Dryden 27 R Euro CLO DAC Series 2017-27A AR 144A 0.66% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, •	EUR	2,200,000	2,490,516
Dryden 36 Senior Loan Fund Series 2014-36A AR3 144A 1.144% (LIBOR03M + 1.02%, Floor 1.02%) 4/15/29 #, •		3,517,211	3,519,578
Dryden 52 Euro CLO DAC Series 2017-52A AR 144A 0.86% (EUR003M + 0.86%, Floor 0.86%) 5/15/34 #, •	EUR	2,200,000	2,487,092
Euro-Galaxy III CLO DAC Series 2013-3A ARRR 144A 0.62% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, •	EUR	4,000,000	4,517,736
Galaxy XXI CLO Series 2015-21A AR 144A 1.152% (LIBOR03M + 1.02%) 4/20/31 #, •		1,650,000	1,650,056
GoldenTree Loan Management EUR CLO DAC Series 3A AR 144A 0.90% (EUR003M + 0.90%, Floor 0.90%) 1/20/32 #, •	EUR	300,000	339,587

NQ-OPTFI [12/21] 2/22 (2028215)    7

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Goldentree Loan Management US CLO 2 Series 2017-2A AR 144A 1.042% (LIBOR03M + 0.91%, Floor 0.91%) 11/20/30 #, •		3,300,000	$ 3,299,172
Harvest CLO XI DAC Series 11A ARR 144A 0.65% (EUR003M + 0.65%, Floor 0.65%) 6/26/30 #, •	EUR	1,700,000	1,929,978
Harvest CLO XVI DAC Series 16A ARR 144A 0.64% (EUR003M + 0.64%, Floor 0.64%) 10/15/31 #, •	EUR	2,000,000	2,265,048
Harvest CLO XXI DAC Series 21A A2R 144A 1.04% 7/15/31 #	EUR	250,000	282,889
ICG US CLO Series 2014-1A A1A2 144A 1.332% (LIBOR03M + 1.20%, Floor 1.20%) 10/20/34 #, •		1,500,000	1,499,622
Invesco Euro CLO I DAC Series 1A A1R 144A 0.65% (EUR003M + 0.65%, Floor 0.65%) 7/15/31 #, •	EUR	250,000	283,499
Jubilee CLO DAC
Series 2014-11A ARR 144A 0.61% (EUR003M + 0.61%, Floor 0.61%) 4/15/30 #, •	EUR	1,700,000	1,928,035
Series 2014-12A ARRR 144A 0.60% (EUR003M + 0.60%, Floor 0.60%) 4/15/30 #, •	EUR	600,000	683,422
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Jubilee CLO DAC
Series 2016-17A A1RR 144A 0.65% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	1,400,000	$ 1,589,268
Series 2016-17A A2RR 144A 0.65% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	500,000	568,837

KKR CLO 18 Series 18 AR 144A 1.062% (LIBOR03M + 0.94%, Floor 0.94%) 7/18/30 #, •		500,000	499,765
Laurelin DAC Series 2016-1A ARR 144A 0.72% (EUR003M + 0.72%, Floor 0.72%) 10/20/31 #, •	EUR	2,100,000	2,382,563
LCM XIII Series 13A AR3 144A 1.086% (LIBOR03M + 0.87%, Floor 0.87%) 7/19/27 #, •		4,300,000	4,300,000
LCM XV Series 15A AR2 144A 1.132% (LIBOR03M + 1.00%, Floor 1.00%) 7/20/30 #, •		3,300,000	3,291,163
Man GLG Euro CLO Series 6A A 144A 0.90% (EUR003M + 0.90%, Floor 0.90%) 10/15/32 #, •	EUR	250,000	282,827
Man GLG Euro CLO III DAC Series 3A AR 144A 0.68% (EUR003M + 0.68%, Floor 0.68%) 10/15/30 #, •	EUR	1,100,000	1,250,930

8    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Man GLG Euro CLO V DAC Series 5A A1R 144A 0.69% (EUR003M + 0.69%, Floor 0.69%) 12/15/31 #, •	EUR	1,900,000	$ 2,160,119
Man GLG US CLO Series 2018-1A A1R 144A 1.272% (LIBOR03M + 1.14%) 4/22/30 #, •		3,000,000	3,002,658
Marathon CLO Series 2021-16A A1A 144A 1.324% (LIBOR03M + 1.20%, Floor 1.20%) 4/15/34 #, •		1,250,000	1,249,685
Marathon CLO V Series 2013-5A A1R 144A 1.03% (LIBOR03M + 0.87%) 11/21/27 #, •		196,051	195,693
Midocean Credit CLO IX Series 2018-9A A1 144A 1.284% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #, •		1,250,000	1,250,787
Mountain View CLO X Series 2015-10A AR 144A 0.942% (LIBOR03M + 0.82%, Floor 0.82%) 10/13/27 #, •		966,726	966,917
Oak Hill European Credit Partners IV DAC Series 2015-4A A1RE 144A 0.73% (EUR003M + 0.73%, Floor 0.73%) 1/20/32 #, •	EUR	300,000	339,735
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Oaktree CLO Series 2019-4A A1R 144A 3.038% (LIBOR03M + 1.12%, Floor 1.12%) 10/20/32 #, •		500,000	$ 499,874
OCP CLO Series 2015-9A A1R 144A 0.926% (LIBOR03M + 0.80%) 7/15/27 #, •		18,561	18,558
OCP Euro CLO DAC Series 2020-4A AR 144A 0.88% (EUR003M + 0.88%, Floor 0.88%) 9/22/34 #, •	EUR	1,900,000	2,155,707
Octagon Investment Partners 51 Series 2021-1A A 144A 1.282% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/34 #, •		1,750,000	1,753,460
OZLM IX Series 2014-9A A1A3 144A 1.232% (LIBOR03M + 1.10%, Floor 1.10%) 10/20/31 #, •		500,000	499,874
OZLM XVI Series 2017-16A A1R 144A 1.185% (LIBOR03M + 1.03%, Floor 1.03%) 5/16/30 #, •		2,600,000	2,599,345

NQ-OPTFI [12/21] 2/22 (2028215)    9

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

OZLM XXIV Series 2019-24A A1AR 144A 1.294% (LIBOR03M + 1.16%, Floor 1.16%) 7/20/32 #, •		2,100,000	$ 2,099,471
Palmer Square European Loan Funding DAC Series 2021-1A A 144A 0.78% (EUR003M + 0.78%, Floor 0.78%) 4/15/31 #, •	EUR	2,100,000	2,377,684
Palmer Square Loan Funding
Series 2021-3A A1 144A 0.971% (LIBOR03M + 0.80%, Floor 0.80%) 7/20/29 #, •		700,000	699,486
Series 2021-4A A1 144A 0.928% (LIBOR03M + 0.80%, Floor 0.80%) 10/15/29 #, •		2,500,000	2,498,075

Sculptor European CLO V DAC Series 5A AR 144A 0.79% (EUR003M + 0.79%, Floor 0.79%) 1/14/32 #, •	EUR	3,300,000	3,748,311
Segovia European CLO DAC Series 2019-6A AR 144A 0.88% (EUR003M + 0.88%, Floor 0.88%) 7/20/32 #, •	EUR	1,600,000	1,821,026
Signal Peak CLO 5 Series 2018-5A A 144A 1.234% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •		1,800,000	1,802,448
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Sound Point CLO IX Series 2015-2A ARRR 144A 1.342% (LIBOR03M + 1.21%, Floor 1.21%) 7/20/32 #, •	2,600,000	$ 2,598,892
Sound Point CLO XIV Series 2016-3A AR2 144A 1.114% (LIBOR03M + 0.99%, Floor 0.99%) 1/23/29 #, •	5,579,909	5,579,183
Sound Point CLO XVI Series 2017-2A AR 144A 1.104% (LIBOR03M + 0.98%) 7/25/30 #, •	4,400,000	4,398,896
Sounds Point CLO IV-R Series 2013-3RA A 144A 1.272% (LIBOR03M + 1.15%, Floor 1.15%) 4/18/31 #, •	1,000,000	999,467
Stratus CLO Series 2021-3A A 144A 0.95% (LIBOR03M + 0.95%, Floor 0.95%) 12/29/29 #, •	2,000,000	2,000,000
Symphony Static CLO I Series 2021-1A A 144A 0.959% (LIBOR03M + 0.83%, Floor 0.83%) 10/25/29 #, •	500,000	499,678
THL Credit Wind River CLO Series 2019-3A AR 144A 1.204% (LIBOR03M + 1.08%, Floor 1.08%) 4/15/31 #, •	3,100,000	3,093,617

10    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Tikehau CLO DAC Series 2015-1A ARR 144A 0.87% (EUR003M + 0.87%, Floor 0.87%) 8/4/34 #, •	EUR	2,000,000	$ 2,262,386
Toro European CLO 7 DAC Series 7A ARE 144A 0.81% (EUR003M + 0.81%, Floor 0.81%) 2/15/34 #, •	EUR	1,900,000	2,163,150
Toro European CLO DAC Series 6A AR 144A 0.92% (EUR003M + 0.92%, Floor 0.92%) 1/12/32 #, •	EUR	300,000	341,138
Venture 34 CLO Series 2018-34A A 144A 1.354% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •		2,500,000	2,498,567
Venture 38 CLO Series 2019-38A A1R 144A 1.314% (LIBOR03M + 1.16%, Floor 1.16%) 7/30/32 #, •		2,900,000	2,899,269
Venture 42 CLO Series 2021-42A A1A 144A 1.254% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •		1,300,000	1,296,221
Venture XVII CLO Series 2014-17A ARR 144A 1.004% (LIBOR03M + 0.88%) 4/15/27 #, •		312,786	312,667
Venture XX CLO Series 2015-20A AR 144A 0.944% (LIBOR03M + 0.82%) 4/15/27 #, •		287,834	287,702
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Venture XXIV CLO Series 2016-24A ARR 144A 1.032% (LIBOR03M + 0.90%, Floor 0.90%) 10/20/28 #, •	464,912	$ 464,795
Venture XXVI CLO Series 2017-26A AR 144A 1.232% (LIBOR03M + 1.10%, Floor 1.10%) 1/20/29 #, •	3,400,000	3,399,147
Vibrant CLO IV Series 2016-4A A1RR 144A 1.208% (LIBOR03M + 1.12%, Floor 1.12%) 7/20/32 #, •	1,300,000	1,299,674
Vibrant CLO VI Series 2017-6A AR 144A 1.164% (LIBOR03M + 0.95%) 6/20/29 #, •	3,063,793	3,060,263
Vibrant CLO VII Series 2017-7A A1R 144A 1.172% (LIBOR03M + 1.04%, Floor 1.04%) 9/15/30 #, •	4,500,000	4,498,870
Vibrant CLO XI Series 2019-11A A1R1 144A 1.252% (LIBOR03M + 1.12%, Floor 1.12%) 7/20/32 #, •	1,500,000	1,499,623
Voya Series 2012-4A A1R3 144A 1.124% (LIBOR03M + 1.00%) 10/15/30 #, •	1,400,000	1,399,649

NQ-OPTFI [12/21] 2/22 (2028215)    11

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Z Capital Credit Partners CLO Series 2015-1A A1R 144A 1.072% (LIBOR03M + 0.95%, Floor 0.95%) 7/16/27 #, •		130,163	$ 130,118
Total Collateralized Debt Obligations (cost $179,248,578)			175,320,113

Convertible Bond — 0.09%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24		2,540,000	2,633,980
Total Convertible Bond (cost $2,582,774)			2,633,980

Corporate Bonds — 34.10%
Banking — 10.39%
Access Bank
144A 6.125% 9/21/26 #		425,000	424,469
144A 9.125% 10/7/26 #, μ, ψ		475,000	466,165

Akbank TAS 144A 6.80% 2/6/26 #		610,000	591,572
Banco Bilbao Vizcaya Argentaria 5.875% 9/24/23 μ, ψ	EUR	1,200,000	1,453,295
Banco Continental 144A 2.75% 12/10/25 #		915,000	889,668
Banco de Bogota 144A 6.25% 5/12/26 #		405,000	437,945
Banco de Credito e Inversiones 144A 2.875% 10/14/31 #		605,000	596,908
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ		420,000	418,490
Banco Industrial 144A 4.875% 1/29/31 #, μ		695,000	690,410
Banco Mercantil del Norte
144A 6.625% 1/24/32 #, μ, ψ		425,000	423,725
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Banco Mercantil del Norte
144A 8.375% 10/14/30 #, μ, ψ		375,000	$ 430,843

Banco Nacional de Panama 144A 2.50% 8/11/30 #		200,000	188,002
Banco Santander 2.958% 3/25/31		1,000,000	1,021,297
Banco Santander Mexico 144A 5.95% 10/1/28 #, μ		280,000	295,071
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ		480,000	498,734
Bank Hapoalim 144A 3.255% 1/21/32 #, μ		835,000	830,825
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ		500,000	503,438
Bank of America
2.482% 9/21/36 μ		12,865,000	12,475,521
3.55% 3/5/24 μ		2,100,000	2,162,893
3.864% 7/23/24 μ		2,200,000	2,292,908
3.974% 2/7/30 μ		3,400,000	3,748,574
4.125% 1/22/24		200,000	212,597
4.30% 1/28/25 μ, ψ		900,000	911,250

Bank of China 144A 5.00% 11/13/24 #		455,000	496,643
Bank of Georgia 144A 6.00% 7/26/23 #		890,000	949,630
Bank of New York Mellon 4.70% 9/20/25 μ, ψ		2,560,000	2,737,280
Barclays
1.535% (LIBOR03M + 1.38%) 5/16/24 •		1,800,000	1,822,793
2.667% 3/10/32 μ		1,025,000	1,017,620
3.33% 11/24/42 μ		1,300,000	1,325,377
3.375% 4/2/25 μ	EUR	500,000	610,709
3.811% 3/10/42 μ		2,105,000	2,248,228
4.61% 2/15/23 μ		700,000	703,014
4.972% 5/16/29 μ		3,000,000	3,424,585
5.20% 5/12/26		2,979,000	3,330,805
6.375% 12/15/25 μ, ψ	GBP	500,000	734,329

12    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Barclays
7.125% 6/15/25 μ, ψ	GBP	1,800,000	$ 2,687,594
7.25% 3/15/23 μ, ψ	GBP	700,000	992,557
7.75% 9/15/23 μ, ψ		400,000	430,248

Barclays Bank 7.625% 11/21/22		439,000	463,250
BBVA Bancomer 144A 5.125% 1/18/33 #, μ		410,000	421,425
BDO Unibank 2.125% 1/13/26		795,000	798,492
BNP Paribas
144A 1.904% 9/30/28 #, μ		1,800,000	1,758,487
144A 2.159% 9/15/29 #, μ		600,000	588,665
144A 2.871% 4/19/32 #, μ		300,000	304,491
144A 3.052% 1/13/31 #, μ		2,600,000	2,677,335
144A 7.375% 8/19/25 #, μ, ψ		700,000	795,862
7.375% 8/19/25 μ, ψ		500,000	568,473
Citigroup
2.52% 11/3/32 μ		1,470,000	1,469,881
3.20% 10/21/26		1,000,000	1,060,362
4.00% 12/10/25 μ, ψ		1,400,000	1,414,000
4.044% 6/1/24 μ		1,800,000	1,876,560
4.05% 7/30/22		150,000	153,079
4.075% 4/23/29 μ		3,400,000	3,752,530
Cooperatieve Rabobank
3.75% 7/21/26		1,350,000	1,455,495
4.375% 8/4/25		2,000,000	2,168,250

Credit Agricole 144A 2.811% 1/11/41 #		3,155,000	3,025,580
Credit Suisse Group
144A 2.593% 9/11/25 #, μ		1,105,000	1,129,126
3.80% 6/9/23		2,300,000	2,383,788
144A 3.869% 1/12/29 #, μ		1,065,000	1,140,938
144A 4.194% 4/1/31 #, μ		4,045,000	4,465,762
144A 4.207% 6/12/24 #, μ		410,000	426,740
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group
144A 4.50% 9/3/30 #, μ, ψ	820,000	$ 800,525
144A 5.25% 2/11/27 #, μ, ψ	885,000	915,975
144A 6.25% 12/18/24 #, μ, ψ	2,000,000	2,136,000
144A 6.375% 8/21/26 #, μ, ψ	1,900,000	2,052,570
6.525% 12/11/23 μ, ψ	400,000	433,095

Credit Suisse Group Funding Guernsey 3.80% 9/15/22	3,350,000	3,422,909
Deutsche Bank
2.129% 11/24/26 μ	700,000	699,129
3.547% 9/18/31 μ	4,135,000	4,356,940
3.729% 1/14/32 μ	3,115,000	3,188,260
3.961% 11/26/25 μ	5,700,000	6,023,147
5.00% 2/14/22	3,100,000	3,114,141

Development Bank of Kazakhstan 144A 2.95% 5/6/31 #	300,000	298,879
Emirates NBD Bank 2.625% 2/18/25	495,000	512,320
Fifth Third Bancorp
2.55% 5/5/27	1,201,000	1,239,741
3.65% 1/25/24	790,000	827,999
3.95% 3/14/28	1,119,000	1,235,929

Fifth Third Bank 3.85% 3/15/26	835,000	901,581
Goldman Sachs Group
0.523% 3/8/23	700,000	697,932
0.673% 3/8/24 μ	700,000	697,021
1.431% 3/9/27 μ	2,000,000	1,960,260
1.542% 9/10/27 μ	6,235,000	6,112,179
2.65% 10/21/32 μ	640,000	644,646
3.20% 2/23/23	2,200,000	2,256,821
4.223% 5/1/29 μ	4,700,000	5,225,079

Hana Bank 144A 1.25% 12/16/26 #	345,000	339,134
HSBC Holdings
1.16% (LIBOR03M + 1.00%) 5/18/24 •	1,000,000	1,009,676
1.589% 5/24/27 μ	2,200,000	2,152,751
2.848% 6/4/31 μ	2,700,000	2,734,105
2.871% 11/22/32 μ	1,200,000	1,211,279

NQ-OPTFI [12/21] 2/22 (2028215)    13

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
HSBC Holdings
4.30% 3/8/26		200,000	$ 219,370
4.70% 3/9/31 μ, ψ		500,000	501,250
5.25% 9/16/22 μ, ψ	EUR	1,900,000	2,233,452
5.875% 9/28/26 μ, ψ	GBP	500,000	731,368
6.00% 5/22/27 μ, ψ		800,000	863,000

ICICI Bank 144A 4.00% 3/18/26 #		535,000	572,138
ING Groep 6.875% 4/16/22 μ, ψ		200,000	203,500
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	1,395,626
7.75% 1/11/27 μ, ψ	EUR	200,000	276,798
JPMorgan Chase & Co.
1.024% (LIBOR03M + 0.90%) 4/25/23 •		1,000,000	1,002,293
1.47% 9/22/27 μ		475,000	465,818
2.545% 11/8/32 μ		5,585,000	5,622,632
3.22% 3/1/25 μ		500,000	520,058
3.328% 4/22/52 μ		455,000	488,052
4.005% 4/23/29 μ		900,000	994,182
4.023% 12/5/24 μ		4,730,000	4,989,346
4.60% 2/1/25 μ, ψ		1,185,000	1,217,587
5.00% 8/1/24 μ, ψ		400,000	411,250
Lloyds Banking Group
2.438% 2/5/26 μ		300,000	306,060
2.858% 3/17/23 μ		2,900,000	2,911,369
3.50% 4/1/26 μ	EUR	200,000	251,677
Mitsubishi UFJ Financial Group
2.193% 2/25/25		1,700,000	1,734,958
2.559% 2/25/30		1,800,000	1,817,259
3.218% 3/7/22		500,000	502,513
Mizuho Financial Group
2.226% 5/25/26 μ		1,600,000	1,624,979
2.564% 9/13/31		1,400,000	1,366,035
2.591% 5/25/31 μ		2,000,000	2,019,575
Morgan Stanley
2.484% 9/16/36 μ		5,700,000	5,494,834
3.625% 1/20/27		4,000,000	4,339,638
5.00% 11/24/25		2,075,000	2,325,023
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Nationwide Building Society
144A 3.766% 3/8/24 #, μ		800,000	$ 824,223
144A 4.302% 3/8/29 #, μ		5,200,000	5,734,512
NatWest Group
1.626% (LIBOR03M + 1.47%) 5/15/23 •		1,000,000	1,004,299
3.498% 5/15/23 μ		500,000	504,415
4.80% 4/5/26		5,000,000	5,566,816
5.125% 5/12/27 μ, ψ	GBP	500,000	711,460

NBK SPC 144A 1.625% 9/15/27 #, μ		1,065,000	1,039,674
NongHyup Bank 144A 0.875% 7/28/24 #		430,000	425,993
Nykredit Realkredit
1.00% 10/1/50	DKK	75,700,000	11,219,322
1.00% 10/1/53	DKK	3,300,000	475,900
1.00% 10/1/53	DKK	1,000,000	142,451
1.50% 10/1/53	DKK	50,200,000	7,533,401
1.50% 10/1/53	DKK	38,000,000	5,625,493
2.00% 10/1/53	DKK	7,200,000	1,099,722

Oversea-Chinese Banking 144A 4.25% 6/19/24 #		660,000	702,542
PNC Bank
2.70% 11/1/22		250,000	254,208
3.875% 4/10/25		1,145,000	1,230,306
4.05% 7/26/28		2,400,000	2,693,648

PNC Financial Services Group 2.60% 7/23/26		2,845,000	2,985,501
QNB Finance 2.625% 5/12/25		1,160,000	1,192,950
Santander UK Group Holdings
3.823% 11/3/28 μ		3,200,000	3,437,231
7.375% 6/24/22 μ, ψ	GBP	2,200,000	3,050,394

Shinhan Financial Group 144A 3.34% 2/5/30 #, μ		410,000	422,423
Skandinaviska Enskilda Banken 5.625% 5/13/22 μ, ψ		600,000	610,725

14    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Societe Generale
144A 4.25% 4/14/25 #		3,600,000	$ 3,834,051
7.875% 12/18/23 μ, ψ		500,000	548,125
Standard Chartered
144A 7.50% 4/2/22 #, μ, ψ		500,000	507,985
7.75% 4/2/23 μ, ψ		300,000	317,397
Sumitomo Mitsui Financial Group
1.474% 7/8/25		2,600,000	2,588,566
2.222% 9/17/31		2,300,000	2,258,481
SVB Financial Group
1.80% 10/28/26		795,000	792,752
1.80% 2/2/31		775,000	735,488
4.00% 5/15/26 μ, ψ		2,345,000	2,359,656

Swedbank 6.00% 3/17/22 μ, ψ		400,000	404,000
Truist Bank 2.636% 9/17/29 μ		5,182,000	5,330,031
Truist Financial
1.887% 6/7/29 μ		3,485,000	3,434,322
4.95% 9/1/25 μ, ψ		1,465,000	1,575,449
UBS
5.125% 5/15/24		200,000	214,416
7.625% 8/17/22		950,000	986,844
UBS Group
144A 1.364% 1/30/27 #, μ		400,000	391,156
144A 3.126% 8/13/30 #, μ		2,000,000	2,092,501
144A 4.125% 9/24/25 #		2,940,000	3,176,978
UniCredit
144A 4.027% (LIBOR03M + 3.90%) 1/14/22 #, •		2,200,000	2,201,843
7.50% 6/3/26 μ, ψ	EUR	600,000	803,875
144A 7.83% 12/4/23 #		2,900,000	3,234,745
9.25% 6/3/22 μ, ψ	EUR	400,000	473,047
US Bancorp
1.45% 5/12/25		1,565,000	1,572,631
2.491% 11/3/36 μ		950,000	947,389
3.375% 2/5/24		2,915,000	3,057,091
3.60% 9/11/24		1,275,000	1,355,070
3.70% 1/15/27 μ, ψ		930,000	932,139
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
US Bancorp
3.95% 11/17/25		2,820,000	$ 3,091,815

US Bank 3.40% 7/24/23		815,000	847,698
Virgin Money UK
3.375% 4/24/26 μ	GBP	100,000	139,943
4.00% 9/25/26 μ	GBP	800,000	1,149,010
4.00% 9/3/27 μ	GBP	100,000	145,567
Wells Fargo & Co.
3.196% 6/17/27 μ		900,000	949,350
3.584% 5/22/28 μ		5,300,000	5,701,825
3.90% 3/15/26 μ, ψ		3,380,000	3,475,062
			314,490,153
Basic Industry — 1.33%
AngloGold Ashanti Holdings 3.375% 11/1/28		850,000	842,164
Braskem Netherlands Finance 4.50% 1/10/28		800,000	849,236
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #		225,000	230,332
144A 4.25% 7/17/42 #		200,000	221,483

CSN Inova Ventures 144A 6.75% 1/28/28 #		525,000	553,458
Equate Petrochemical 144A 2.625% 4/28/28 #		385,000	386,444
First Quantum Minerals
144A 6.875% 10/15/27 #		360,000	387,844
144A 7.50% 4/1/25 #		2,740,000	2,822,131

GC Treasury Center 144A 4.30% 3/18/51 #		635,000	700,633
Georgia-Pacific
144A 1.75% 9/30/25 #		925,000	929,316
144A 2.10% 4/30/27 #		735,000	744,572
144A 2.30% 4/30/30 #		1,660,000	1,663,793
8.00% 1/15/24		2,242,000	2,547,396

NQ-OPTFI [12/21] 2/22 (2028215)    15

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

ICL Group 144A 6.375% 5/31/38 #		390,000	$ 503,100
INEOS Styrolution Group 144A 2.25% 1/16/27 #	EUR	500,000	556,086
International Flavors & Fragrances 144A 3.268% 11/15/40 #		1,685,000	1,714,115
JSW Steel 144A 5.05% 4/5/32 #		305,000	300,561
LYB International Finance III 3.375% 10/1/40		2,005,000	2,092,682
MEGlobal Canada 144A 5.00% 5/18/25 #		400,000	437,215
Methanex 5.25% 12/15/29		2,515,000	2,655,865
Newmont
2.25% 10/1/30		2,615,000	2,581,361
2.60% 7/15/32		420,000	421,276
2.80% 10/1/29		3,850,000	3,962,734
OCP
144A 3.75% 6/23/31 #		500,000	487,320
144A 4.50% 10/22/25 #		320,000	338,628
144A 5.125% 6/23/51 #		240,000	227,344

Olin 5.625% 8/1/29		705,000	764,777
Phosagro OAO via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #		380,000	387,940
Sasol Financing USA
4.375% 9/18/26		580,000	584,286
5.875% 3/27/24		1,255,000	1,311,237

Stillwater Mining 144A 4.00% 11/16/26 #		575,000	565,239
Suzano Austria 3.125% 1/15/32		465,000	450,697
Vale Overseas 3.75% 7/8/30		575,000	596,125
Vedanta Resources Finance II 144A 8.95% 3/11/25 #		1,575,000	1,537,594
Volcan Cia Minera 144A 4.375% 2/11/26 #		615,000	593,374
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Westlake Chemical 3.125% 8/15/51		4,310,000	$ 4,161,380
			40,109,738
Brokerage — 0.31%
Charles Schwab
4.00% 6/1/26 μ, ψ		950,000	970,188
5.375% 6/1/25 μ, ψ		2,495,000	2,725,787
Jefferies Group
2.625% 10/15/31		2,925,000	2,880,128
6.45% 6/8/27		331,000	403,574
6.50% 1/20/43		880,000	1,217,782

XP 144A 3.25% 7/1/26 #		1,355,000	1,300,902
			9,498,361
Capital Goods — 1.10%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	1,500,000	1,744,419
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #		200,000	210,087
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #		665,724	584,172
Artera Services 144A 9.033% 12/4/25 #		1,365,000	1,445,603
Boeing
1.95% 2/1/24		2,000,000	2,023,709
3.25% 2/1/28		3,400,000	3,545,686
3.75% 2/1/50		3,410,000	3,553,581

Caterpillar 2.60% 4/9/30		25,000	26,078
Cellnex Finance 144A 3.875% 7/7/41 #		3,884,000	3,720,231
Cemex 144A 5.20% 9/17/30 #		475,000	510,756
HTA Group 144A 7.00% 12/18/25 #		755,000	789,353
Hutama Karya Persero 144A 3.75% 5/11/30 #		454,000	486,167
IHS Holding 144A 5.625% 11/29/26 #		440,000	445,720
Klabin Austria 144A 5.75% 4/3/29 #		450,000	490,595

16    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Otis Worldwide
3.112% 2/15/40		1,173,000	$ 1,205,763
3.362% 2/15/50		202,000	213,483

Rolls-Royce 144A 5.75% 10/15/27 #		1,000,000	1,106,900
Rutas 2 and 7 Finance 144A 2.741% 9/30/36 #, ^		755,000	557,824
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #		860,000	842,697
Standard Industries 144A 3.375% 1/15/31 #		1,568,000	1,513,120
State Agency of Roads of Ukraine 144A 6.25% 6/24/28 #		575,000	500,045
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		785,000	757,288
TD SYNNEX
144A 2.375% 8/9/28 #		800,000	777,181
144A 2.65% 8/9/31 #		1,200,000	1,155,184
Teledyne Technologies
2.25% 4/1/28		1,980,000	1,980,076
2.75% 4/1/31		1,730,000	1,756,154

TransDigm 144A 6.25% 3/15/26 #		748,000	778,399
UltraTech Cement 144A 2.80% 2/16/31 #		660,000	637,891
			33,358,162
Communications — 3.62%
Alibaba Group Holding 2.70% 2/9/41		750,000	685,874
Altice Financing 144A 5.00% 1/15/28 #		865,000	845,494
Altice France
2.125% 2/15/25	EUR	1,900,000	2,110,938
144A 5.50% 10/15/29 #		1,375,000	1,356,719

Altice France Holding 144A 6.00% 2/15/28 #		1,550,000	1,483,040
Amazon.com
1.20% 6/3/27		620,000	611,968
1.50% 6/3/30		1,000,000	970,169
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
AT&T
2.55% 12/1/33	2,673,000	$ 2,617,409
3.10% 2/1/43	1,264,000	1,231,381
3.50% 6/1/41	1,680,000	1,730,270
3.50% 9/15/53	1,590,000	1,607,142

B2W Digital 144A 4.375% 12/20/30 #	635,000	573,227
British Telecommunications 144A 3.25% 11/8/29 #	1,700,000	1,739,581
CCO Holdings
144A 4.50% 8/15/30 #	500,000	512,618
144A 5.00% 2/1/28 #	900,000	937,800
Charter Communications Operating
4.40% 12/1/61	4,987,000	5,171,738
4.464% 7/23/22	4,330,000	4,394,357
4.908% 7/23/25	430,000	473,860
5.05% 3/30/29	3,800,000	4,354,246

Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #	420,000	450,043
Comcast
3.20% 7/15/36	1,830,000	1,955,065
3.70% 4/15/24	2,970,000	3,156,955

Connect Finco 144A 6.75% 10/1/26 #	1,740,000	1,831,524
CSC Holdings 144A 4.625% 12/1/30 #	890,000	843,667
Digicel Group Holdings PIK 10.00% 4/1/24 >	360,547	360,940
Discovery Communications 4.00% 9/15/55	9,005,000	9,531,072
Fox 3.666% 1/25/22	900,000	901,789
Frontier Communications Holdings 144A 5.875% 10/15/27 #	1,165,000	1,233,787
JD.com 3.875% 4/29/26	525,000	562,190
Ooredoo International Finance 144A 5.00% 10/19/25 #	270,000	303,804

NQ-OPTFI [12/21] 2/22 (2028215)    17

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Sprint 7.625% 3/1/26	200,000	$ 240,373
Sprint Spectrum 144A 4.738% 9/20/29 #	1,190,312	1,246,870
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	395,000	409,220
Telefonica Moviles Chile 144A 3.537% 11/18/31 #	615,000	613,386
Tencent Holdings
144A 1.031% (LIBOR03M + 0.91%) 4/11/24 #, •	200,000	201,230
144A 2.88% 4/22/31 #	370,000	376,995
144A 3.68% 4/22/41 #	400,000	416,011

Time Warner Cable 7.30% 7/1/38	2,120,000	3,005,631
Time Warner Entertainment 8.375% 3/15/23	1,415,000	1,534,816
T-Mobile USA
1.50% 2/15/26	2,915,000	2,882,187
144A 2.40% 3/15/29 #	1,850,000	1,869,503
2.55% 2/15/31	550,000	547,674
3.00% 2/15/41	3,550,000	3,472,329
3.30% 2/15/51	1,500,000	1,468,464
144A 3.40% 10/15/52 #	1,090,000	1,087,001
3.50% 4/15/25	895,000	948,882
3.75% 4/15/27	1,255,000	1,359,668
3.875% 4/15/30	1,400,000	1,532,617

Turk Telekomunikasyon 144A 6.875% 2/28/25 #	415,000	422,009
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	585,000	561,893
VEON Holdings 144A 3.375% 11/25/27 #	760,000	742,657
Verizon Communications
1.256% (LIBOR03M + 1.10%) 5/15/25 •	3,200,000	3,264,116
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Verizon Communications
2.10% 3/22/28		1,100,000	$ 1,102,896
144A 2.355% 3/15/32 #		1,570,000	1,548,740
2.55% 3/21/31		800,000	807,958
3.40% 3/22/41		1,845,000	1,935,054
4.125% 3/16/27		1,500,000	1,668,542
4.50% 8/10/33		6,325,000	7,446,953

ViacomCBS 4.375% 3/15/43		1,270,000	1,448,150
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		1,885,000	1,850,354
Vodafone Group
4.25% 9/17/50		1,070,000	1,238,261
4.875% 6/19/49		4,385,000	5,543,770

VTR Comunicaciones 144A 4.375% 4/15/29 #		685,000	679,188
Zayo Group Holdings 144A 6.125% 3/1/28 #		555,000	547,524
Ziggo Bond
144A 3.375% 2/28/30 #	EUR	500,000	556,496
144A 5.125% 2/28/30 #		300,000	301,949
			109,418,034
Consumer Cyclical — 2.31%
Alsea 144A 7.75% 12/14/26 #		615,000	638,330
Aptiv 3.10% 12/1/51		3,718,000	3,548,189
Carnival 144A 7.625% 3/1/26 #		1,748,000	1,834,622
Daimler Finance North America
144A 1.056% (LIBOR03M + 0.90%) 2/15/22 #, •		1,100,000	1,100,995
144A 3.40% 2/22/22 #		500,000	502,054

Daimler Trucks Finance North America 144A 2.375% 12/14/28 #		3,120,000	3,136,753
Falabella 144A 3.375% 1/15/32 #		425,000	421,360
Ford Motor Credit
1.355% 2/7/25	EUR	200,000	229,334

18    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
1.49% (LIBOR03M + 1.27%) 3/28/22 •		400,000	$ 399,822
1.744% 7/19/24	EUR	100,000	115,875
2.33% 11/25/25	EUR	200,000	237,463
2.386% 2/17/26	EUR	500,000	596,772
2.70% 8/10/26		700,000	707,000
2.748% 6/14/24	GBP	100,000	136,439
2.90% 2/16/28		765,000	768,010
3.25% 9/15/25	EUR	1,000,000	1,223,399
3.55% 10/7/22		1,500,000	1,524,450
4.535% 3/6/25	GBP	1,100,000	1,576,140
4.542% 8/1/26		5,205,000	5,659,423
5.125% 6/16/25		600,000	653,280

Future Retail 144A 5.60% 1/22/25 #		565,000	357,080
General Motors
5.40% 10/2/23		685,000	733,501
6.125% 10/1/25		685,000	787,551
6.60% 4/1/36		1,652,000	2,237,892
General Motors Financial
2.40% 10/15/28		2,345,000	2,340,350
4.35% 4/9/25		875,000	942,075
5.25% 3/1/26		2,570,000	2,884,693
5.70% 9/30/30 μ, ψ		1,780,000	2,035,875
Hilton Domestic Operating
144A 3.625% 2/15/32 #		700,000	697,484
144A 4.00% 5/1/31 #		2,300,000	2,355,384

Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #		900,000	923,900
Hyatt Hotels
1.10% (SOFR + 1.05%) 10/1/23 •		400,000	401,200
1.30% 10/1/23		300,000	300,103
1.80% 10/1/24		300,000	300,317

Hyundai Capital America 144A 3.50% 11/2/26 #		470,000	499,818
Hyundai Capital Services 144A 0.75% 9/15/23 #		1,800,000	1,778,786
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

InRetail Consumer 144A 3.25% 3/22/28 #	530,000	$ 525,466
Marriott International 3.50% 10/15/32	900,000	943,830
Melco Resorts Finance
144A 5.375% 12/4/29 #	200,000	194,310
5.75% 7/21/28	200,000	201,388
MGM China Holdings
144A 4.75% 2/1/27 #	725,000	718,914
144A 5.25% 6/18/25 #	400,000	397,424

MGM Resorts International 4.75% 10/15/28	1,215,000	1,253,242
Nemak 144A 3.625% 6/28/31 #	600,000	585,861
Nissan Motor
144A 3.043% 9/15/23 #	1,800,000	1,847,704
144A 4.345% 9/17/27 #	2,700,000	2,916,980
144A 4.81% 9/17/30 #	800,000	895,647
Nissan Motor Acceptance
144A 2.45% 9/15/28 #	300,000	291,810
144A 2.80% 1/13/22 #	200,000	200,116
144A 3.875% 9/21/23 #	3,000,000	3,122,091

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,270,000	1,286,866
Sands China
144A 2.30% 3/8/27 #	200,000	188,487
144A 2.85% 3/8/29 #	400,000	376,990
144A 3.25% 8/8/31 #	200,000	188,199
3.80% 1/8/26	400,000	402,478
4.375% 6/18/30	490,000	500,689
5.40% 8/8/28	1,800,000	1,940,373

Scientific Games International 144A 8.25% 3/15/26 #	1,890,000	1,991,635

NQ-OPTFI [12/21] 2/22 (2028215)    19

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Six Flags Entertainment 144A 4.875% 7/31/24 #	1,225,000	$ 1,238,646
Toyota Industries 144A 3.11% 3/12/22 #	1,600,000	1,604,932
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	660,000	675,180
Wynn Macau
5.50% 1/15/26	200,000	188,223
5.50% 10/1/27	200,000	186,200
144A 5.625% 8/26/28 #	440,000	408,100
		69,857,500
Consumer Non-Cyclical — 3.65%
AbbVie
2.85% 5/14/23	900,000	920,209
2.95% 11/21/26	2,650,000	2,794,269
3.20% 5/14/26	500,000	530,603
3.25% 10/1/22	300,000	304,083
3.45% 3/15/22	1,000,000	1,000,922
3.75% 11/14/23	1,200,000	1,256,878
4.05% 11/21/39	3,193,000	3,670,617
Amgen
2.00% 1/15/32	1,005,000	974,282
2.20% 2/21/27	3,300,000	3,380,147
2.80% 8/15/41	4,170,000	4,017,938
Anheuser-Busch InBev Worldwide
4.50% 6/1/50	3,705,000	4,577,020
4.70% 2/1/36	2,390,000	2,888,850
Ashtead Capital
144A 1.50% 8/12/26 #	665,000	653,497
144A 2.45% 8/12/31 #	585,000	570,251

Bacardi 144A 4.45% 5/15/25 #	500,000	542,236
BAT Capital 2.259% 3/25/28	1,500,000	1,462,941
BAT International Finance 1.668% 3/25/26	1,065,000	1,046,569
Bausch Health 144A 6.25% 2/15/29 #	3,257,000	3,100,273
Baxter International 144A 3.132% 12/1/51 #	2,336,000	2,409,363
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Becton Dickinson Euro Finance 1.336% 8/13/41	EUR	700,000	$ 760,686
Bellis Acquisition 144A 3.25% 2/16/26 #	GBP	3,300,000	4,310,952
Bidvest Group UK 144A 3.625% 9/23/26 #		780,000	778,401
Boston Scientific
3.375% 5/15/22		400,000	404,067
4.00% 3/1/29		3,300,000	3,668,058

Centene 3.375% 2/15/30		1,000,000	1,020,055
Coty 144A 5.00% 4/15/26 #		1,700,000	1,753,431
CVS Health
3.75% 4/1/30		780,000	856,065
4.30% 3/25/28		4,913,000	5,517,796
4.78% 3/25/38		1,030,000	1,255,981
5.05% 3/25/48		2,635,000	3,451,170

CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦		65,580	76,422
Danone 144A 2.589% 11/2/23 #		1,500,000	1,538,487
Gilead Sciences 4.15% 3/1/47		3,305,000	3,900,684
Global Payments
2.15% 1/15/27		740,000	743,366
2.65% 2/15/25		1,839,000	1,891,257
2.90% 11/15/31		725,000	736,153
3.20% 8/15/29		2,150,000	2,241,600
HCA
4.125% 6/15/29		3,400,000	3,744,870
7.58% 9/15/25		30,000	35,453

IHS Markit 3.625% 5/1/24		600,000	630,804
Imperial Brands Finance 144A 3.75% 7/21/22 #		470,000	475,241
Indigo Group 1.625% 4/19/28	EUR	1,700,000	2,014,856
International Container Terminal Services 4.75% 6/17/30		745,000	816,236
Kernel Holding 144A 6.50% 10/17/24 #		375,000	379,848
MHP 144A 6.25% 9/19/29 #		425,000	402,900

20    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

NBM US Holdings 144A 6.625% 8/6/29 #	495,000	$ 542,117
Pernod Ricard 144A 4.25% 7/15/22 #	150,000	152,950
Pilgrim's Pride 144A 5.875% 9/30/27 #	1,458,000	1,541,091
Prime Security Services Borrower 144A 6.25% 1/15/28 #	3,020,000	3,153,710
Regeneron Pharmaceuticals
1.75% 9/15/30	825,000	781,117
2.80% 9/15/50	1,170,000	1,099,698

Royalty Pharma 1.75% 9/2/27	7,625,000	7,496,575
StoneCo 144A 3.95% 6/16/28 #	855,000	754,183
Takeda Pharmaceutical
2.05% 3/31/30	1,315,000	1,289,200
3.025% 7/9/40	985,000	1,004,451
3.175% 7/9/50	3,462,000	3,499,633
Tenet Healthcare
144A 4.25% 6/1/29 #	1,790,000	1,820,913
144A 6.125% 10/1/28 #	1,815,000	1,920,733
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	365,000	358,448
6.75% 3/1/28	385,000	410,608

Thermo Fisher Scientific 2.80% 10/15/41	1,022,000	1,035,843
United Rentals North America 3.875% 2/15/31	869,000	883,530
Viatris
1.65% 6/22/25	320,000	319,043
2.30% 6/22/27	265,000	266,720
2.70% 6/22/30	1,940,000	1,948,718
4.00% 6/22/50	450,000	480,345

Zimmer Biomet Holdings 3.15% 4/1/22	300,000	300,608
		110,566,021
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy — 3.37%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	330,000	$ 391,264
Azure Power Energy 144A 3.575% 8/19/26 #	410,000	414,715
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,750,000	2,976,875
Canacol Energy 144A 5.75% 11/24/28 #	1,245,000	1,240,761
Chevron USA 3.90% 11/15/24	565,000	605,028
CNX Resources 144A 6.00% 1/15/29 #	2,785,000	2,900,313
Continental Resources 4.375% 1/15/28	2,835,000	3,069,681
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	1,737,000	1,806,741
Devon Energy 4.75% 5/15/42	630,000	731,024
Ecopetrol
4.625% 11/2/31	1,165,000	1,134,722
5.375% 6/26/26	385,000	406,213
Energy Transfer
4.95% 5/15/28	700,000	777,020
5.00% 10/1/22	1,500,000	1,530,002
5.25% 4/15/29	655,000	750,920
5.50% 6/1/27	3,200,000	3,652,673
6.25% 4/15/49	4,420,000	5,784,731
6.50% 11/15/26 μ, ψ	3,380,000	3,447,600
Enterprise Products Operating
3.20% 2/15/52	4,365,000	4,292,601
3.30% 2/15/53	570,000	568,167

EQT 6.625% 2/1/25	1,100,000	1,241,647
Equinor 1.75% 1/22/26	655,000	659,575
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	745,000	743,243
Gazprom via Gaz Finance 144A 3.25% 2/25/30 #	535,000	517,990
Geopark 144A 5.50% 1/17/27 #	555,000	535,458
Indika Energy Capital IV 144A 8.25% 10/22/25 #	395,000	411,294

NQ-OPTFI [12/21] 2/22 (2028215)    21

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Investment Energy Resources 144A 6.25% 4/26/29 #	685,000	$ 736,526
KazMunayGas National JSC 144A 6.375% 10/24/48 #	121,000	159,350
KazTransGas JSC 144A 4.375% 9/26/27 #	896,000	976,483
Kosmos Energy 144A 7.75% 5/1/27 #	425,000	406,597
Lukoil Capital DAC
144A 2.80% 4/26/27 #	965,000	952,103
144A 3.60% 10/26/31 #	865,000	844,184

MC Brazil Downstream Trading 144A 7.25% 6/30/31 #	705,000	703,030
Medco Laurel Tree 144A 6.95% 11/12/28 #	1,185,000	1,175,416
MPLX
1.75% 3/1/26	685,000	678,804
4.125% 3/1/27	2,000,000	2,189,713

Murphy Oil 5.875% 12/1/27	2,587,000	2,675,126
NuStar Logistics
5.625% 4/28/27	205,000	216,992
6.375% 10/1/30	2,337,000	2,597,646

Oil and Gas Holding 144A 7.625% 11/7/24 #	200,000	216,250
ONEOK
4.35% 3/15/29	1,500,000	1,636,351
7.50% 9/1/23	2,840,000	3,088,710

PDC Energy 5.75% 5/15/26	1,205,000	1,246,759
Pertamina Persero 144A 3.65% 7/30/29 #	197,000	209,566
Petrobras Global Finance
5.999% 1/27/28	3,500,000	3,821,212
6.75% 6/3/50	505,000	529,066
6.85% 6/5/15	1,700,000	1,690,607
7.25% 3/17/44	600,000	665,409
Petroleos Mexicanos
5.95% 1/28/31	1,655,000	1,611,473
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Petroleos Mexicanos
144A 6.70% 2/16/32 #	821,807	$ 831,649
6.75% 9/21/47	390,000	346,895
7.69% 1/23/50	240,000	232,074
Petronas Capital
144A 2.48% 1/28/32 #	200,000	200,906
144A 3.50% 4/21/30 #	440,000	476,520
144A 4.55% 4/21/50 #	700,000	869,237
144A 4.80% 4/21/60 #	1,100,000	1,458,953

PTTEP Treasury Center 144A 2.587% 6/10/27 #	695,000	709,208
Qatar Energy
144A 1.375% 9/12/26 #	280,000	274,924
144A 2.25% 7/12/31 #	855,000	849,100

Rio Oil Finance Trust Series 2014-1 9.25% 7/6/24	95,810	103,178
SA Global Sukuk 144A 2.694% 6/17/31 #	425,000	428,284
Sabine Pass Liquefaction
5.625% 3/1/25	1,455,000	1,616,527
5.75% 5/15/24	8,496,000	9,244,683

Santos Finance 144A 3.649% 4/29/31 #	1,700,000	1,732,678
Saudi Arabian Oil
144A 3.50% 11/24/70 #	505,000	493,284
144A 4.25% 4/16/39 #	530,000	598,816

Southwestern Energy 7.75% 10/1/27	2,050,000	2,213,487
Tengizchevroil Finance Co International 144A 2.625% 8/15/25 #	484,000	485,765
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	6,275,000	6,380,832
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	370,000	340,940

22    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Tullow Oil 144A 10.25% 5/15/26 #	610,000	$ 617,134
UEP Penonome II 144A 6.50% 10/1/38 #	533,864	559,671
Uzbekneftegaz 144A 4.75% 11/16/28 #	200,000	192,960
Woodside Finance 144A 3.70% 9/15/26 #	400,000	426,142
YPF 144A 6.95% 7/21/27 #	970,000	636,029
		101,937,507
Finance Companies — 1.98%
AerCap Ireland Capital DAC
1.65% 10/29/24	500,000	499,349
2.45% 10/29/26	200,000	201,755
3.00% 10/29/28	2,300,000	2,334,312
3.40% 10/29/33	4,543,000	4,630,960
3.50% 1/15/25	300,000	313,384
3.65% 7/21/27	1,665,000	1,755,964
4.45% 10/1/25	1,200,000	1,292,662
4.45% 4/3/26	150,000	163,188
4.50% 9/15/23	460,000	482,659
4.625% 7/1/22	1,100,000	1,121,598
4.625% 10/15/27	745,000	824,754
6.50% 7/15/25	1,350,000	1,543,776
Air Lease
2.875% 1/15/26	2,050,000	2,116,477
3.00% 2/1/30	5,330,000	5,325,817
3.375% 7/1/25	670,000	699,673
4.125% 12/15/26 μ, ψ	715,000	711,425
4.25% 2/1/24	900,000	948,730

Aircastle 4.125% 5/1/24	2,500,000	2,611,756
Ally Financial 4.70% 5/15/26 μ, ψ	1,605,000	1,670,203
Aviation Capital Group 144A 3.875% 5/1/23 #	1,000,000	1,029,702
Avolon Holdings Funding 144A 2.528% 11/18/27 #	116,000	112,762
B3 SA - Brasil Bolsa Balcao 144A 4.125% 9/20/31 #	900,000	868,509
BOC Aviation 3.00% 5/23/22	300,000	301,547
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

BOC Aviation USA 144A 1.625% 4/29/24 #		415,000	$ 414,587
China Evergrande Group 10.00% 4/11/23		550,000	86,625
CIFI Holdings Group 6.45% 11/7/24		430,000	424,625
DAE Funding
144A 1.55% 8/1/24 #		200,000	198,743
144A 1.625% 2/15/24 #		1,500,000	1,482,188
144A 3.375% 3/20/28 #		1,685,000	1,707,116
3.375% 3/20/28		2,700,000	2,735,438

GE Capital UK Funding Unlimited 5.875% 1/18/33	GBP	300,000	548,386
Goodman HK Finance 4.375% 6/19/24		1,095,000	1,164,264
Jyske Realkredit
1.50% 10/1/53	DKK	3,300,000	499,644
1.50% 10/1/53	DKK	5,300,000	788,260

Kaisa Group Holdings 9.375% 6/30/24		380,000	101,650
KWG Group Holdings 7.40% 3/5/24		440,000	328,900
Logicor Financing 3.25% 11/13/28	EUR	3,400,000	4,397,939
Longfor Group Holdings 3.95% 9/16/29		495,000	513,220
Nordea Kredit Realkreditaktieselskab
1.00% 10/1/50	DKK	2,300,000	338,026
1.50% 10/1/53	DKK	5,300,000	784,672
1.50% 10/1/53	DKK	1,900,000	285,130
1.50% 10/1/53	DKK	700,000	100,870

OneMain Finance 6.125% 3/15/24		1,500,000	1,592,145
ORIX 3.20% 1/19/22		500,000	500,563
Owl Rock Capital 2.875% 6/11/28		500,000	491,168
Realkredit Danmark
1.00% 10/1/50	DKK	13,100,000	1,924,273
1.00% 10/1/53	DKK	800,000	115,370
1.50% 10/1/53	DKK	9,700,000	1,455,179
1.50% 10/1/53	DKK	4,700,000	694,166
2.00% 10/1/53	DKK	2,900,000	437,819

NQ-OPTFI [12/21] 2/22 (2028215)    23

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

Samhallsbyggnadsbolaget i Norden 1.125% 9/4/26	EUR	900,000	$ 1,033,765
Sirius Real Estate 1.125% 6/22/26	EUR	2,400,000	2,710,298
SMBC Aviation Capital Finance DAC 144A 3.00% 7/15/22 #		400,000	404,167
			59,820,158
Insurance — 0.66%
AIA Group
144A 3.375% 4/7/30 #		375,000	405,763
144A 3.90% 4/6/28 #		1,000,000	1,105,401

Ambac Assurance 144A 5.10% #, **		29,743	40,157
Aon 2.90% 8/23/51		2,420,000	2,335,520
Arthur J Gallagher & Co. 3.50% 5/20/51		1,834,000	1,941,416
Athene Global Funding 144A 1.444% (LIBOR03M + 1.23%) 7/1/22 #, •		700,000	703,803
Athora Netherlands 2.375% 5/17/24	EUR	2,100,000	2,485,577
Brighthouse Financial
3.85% 12/22/51		750,000	741,462
4.70% 6/22/47		1,035,000	1,138,556
5.625% 5/15/30		850,000	1,015,319

Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	1,121,304
GTCR AP Finance 144A 8.00% 5/15/27 #		417,000	433,054
Jackson Financial
144A 3.125% 11/23/31 #		995,000	1,001,333
144A 4.00% 11/23/51 #		975,000	985,084

MetLife 3.85% 9/15/25 μ, ψ		1,520,000	1,554,200
Prudential Financial 3.70% 3/13/51		1,660,000	1,893,900
Sagicor Financial 144A 5.30% 5/13/28 #		965,000	990,568
			19,892,417
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts — 0.62%
American Tower
3.00% 6/15/23		600,000	$ 617,130
3.375% 5/15/24		500,000	522,370

American Tower Trust #1 144A 3.07% 3/15/48 #		1,285,000	1,286,947
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #		645,000	618,997
Cromwell Ereit Lux Finco 2.125% 11/19/25	EUR	600,000	701,718
Crown Castle International
3.80% 2/15/28		2,115,000	2,303,221
4.30% 2/15/29		2,745,000	3,067,045

CyrusOne 1.45% 1/22/27	EUR	1,400,000	1,628,370
EPR Properties 4.50% 6/1/27		1,700,000	1,796,247
GLP Capital 4.00% 1/15/30		2,600,000	2,754,650
MGM Growth Properties Operating Partnership 5.75% 2/1/27		145,000	164,021
MPT Operating Partnership 3.692% 6/5/28	GBP	1,600,000	2,266,248
Public Storage 0.50% 9/9/30	EUR	500,000	551,738
Trust Fibra Uno 144A 5.25% 1/30/26 #		575,000	630,229
			18,908,931
Technology — 1.31%
Autodesk 2.40% 12/15/31		1,885,000	1,881,644
Broadcom
144A 3.137% 11/15/35 #		2,789,000	2,808,619
144A 3.419% 4/15/33 #		1,600,000	1,679,082
144A 3.469% 4/15/34 #		6,257,000	6,557,305
4.11% 9/15/28		816,000	895,361

Broadridge Financial Solutions 2.60% 5/1/31		2,698,000	2,710,977
CDW
2.67% 12/1/26		465,000	477,313

24    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
CDW
3.276% 12/1/28	2,673,000	$ 2,743,861
3.569% 12/1/31	480,000	500,285

Dell International 5.45% 6/15/23	160,000	168,839
Fiserv 3.50% 7/1/29	3,500,000	3,767,738
Micron Technology 2.703% 4/15/32	875,000	877,502
NXP
144A 2.70% 5/1/25 #	180,000	186,200
144A 3.125% 2/15/42 #	925,000	932,529
144A 3.25% 5/11/41 #	1,740,000	1,801,770
144A 3.875% 6/18/26 #	3,250,000	3,511,142
144A 4.625% 6/1/23 #	1,000,000	1,046,914
144A 4.875% 3/1/24 #	3,280,000	3,525,132
144A 5.55% 12/1/28 #	440,000	527,557

Qorvo 144A 3.375% 4/1/31 #	1,765,000	1,799,532
SK Hynix
144A 1.50% 1/19/26 #	600,000	587,547
144A 2.375% 1/19/31 #	610,000	587,782
		39,574,631
Transportation — 1.27%
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	855,000	819,530
Air Canada 144A 3.875% 8/15/26 #	300,000	306,395
American Airlines 144A 5.50% 4/20/26 #	500,000	520,715
American Airlines 2015-1 Class A Pass Through Trust 3.375% 11/1/28 ♦	1,217,470	1,208,989
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 4/15/30 ♦	1,003,380	999,603
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 8/15/33 ♦	183,743	$ 186,188
American Airlines 2021-1 Class A Pass Through Trust 2.875% 1/11/36 ♦	100,000	99,481
Azul Investments
144A 5.875% 10/26/24 #	430,000	401,650
144A 7.25% 6/15/26 #	400,000	366,920

British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 3/20/33 #, ♦	1,192,775	1,244,381
British Airways 2019-1 Class AA Pass Through Trust 144A 3.30% 6/15/34 #, ♦	282,298	291,628
Canadian Pacific Railway
2.45% 12/2/31	1,665,000	1,699,472
3.00% 12/2/41	245,000	251,007
Delta Air Lines
3.625% 3/15/22	500,000	500,019
144A 7.00% 5/1/25 #	3,389,000	3,878,010
7.375% 1/15/26	1,858,000	2,189,385

Doric Nimrod Air Finance Alpha 2012-1 Class A Pass Through Trust 144A 5.125% 11/30/24 #, ♦	273,243	270,635
ERAC USA Finance 144A 2.70% 11/1/23 #	300,000	307,727
Gol Finance 144A 8.00% 6/30/26 #	410,000	386,343
Kansas City Southern 3.00% 5/15/23	500,000	511,661
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	678,364	716,647
Mileage Plus Holdings 144A 6.50% 6/20/27 #	3,375,000	3,607,892

NQ-OPTFI [12/21] 2/22 (2028215)    25

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Penske Truck Leasing
144A 3.95% 3/10/25 #	1,000,000	$ 1,066,320
144A 4.45% 1/29/26 #	2,100,000	2,307,182
144A 4.875% 7/11/22 #	300,000	306,556
Southwest Airlines
5.125% 6/15/27	2,380,000	2,722,808
5.25% 5/4/25	1,680,000	1,867,393
United Airlines
144A 4.375% 4/15/26 #	2,005,000	2,093,320
144A 4.625% 4/15/29 #	4,961,000	5,126,350

United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ♦	1,716,270	1,883,202
US Airways 2012-2 Class A Pass Through Trust 4.625% 12/3/26 ♦	331,655	330,638
		38,468,047
Utilities — 2.18%
Abu Dhabi National Energy 144A 2.00% 4/29/28 #	665,000	659,115
Adani Electricity Mumbai 144A 3.867% 7/22/31 #	640,000	624,728
AEP Texas 2.40% 10/1/22	200,000	202,437
AES Andes 144A 7.125% 3/26/79 #, μ	605,000	627,025
Alfa Desarrollo 144A 4.55% 9/27/51 #	840,000	830,441
Calpine
144A 4.50% 2/15/28 #	453,000	470,771
144A 5.00% 2/1/31 #	1,535,000	1,537,371
144A 5.125% 3/15/28 #	454,000	461,618

Cikarang Listrindo 144A 4.95% 9/14/26 #	540,000	550,935
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #		450,000	$ 461,614
CLP Power Hong Kong Financing 2.875% 4/26/23		240,000	245,473
Duke Energy 4.875% 9/16/24 μ, ψ		2,330,000	2,423,200
Duke Energy Indiana 3.25% 10/1/49		1,265,000	1,313,767
Electricite de France 2.875% 12/15/26 μ, ψ	EUR	1,400,000	1,638,204
Enel Finance International
144A 1.875% 7/12/28 #		665,000	648,878
144A 2.25% 7/12/31 #		725,000	702,026
144A 2.875% 7/12/41 #		2,085,000	2,002,949

ENN Energy Holdings 144A 2.625% 9/17/30 #		605,000	601,915
Entergy 4.00% 7/15/22		300,000	303,682
Entergy Arkansas 4.20% 4/1/49		870,000	1,034,698
Entergy Louisiana 4.95% 1/15/45		235,000	252,792
Entergy Mississippi 3.85% 6/1/49		1,465,000	1,688,276
Entergy Texas 3.55% 9/30/49		700,000	740,677
Essential Utilities
2.704% 4/15/30		695,000	706,896
3.351% 4/15/50		675,000	700,753

Evergy Kansas Central 3.45% 4/15/50		1,185,000	1,273,525
FirstEnergy 3.35% 7/15/22		200,000	200,870
FirstEnergy Transmission 144A 4.55% 4/1/49 #		875,000	1,001,411
Greenko Power II 144A 4.30% 12/13/28 #		695,000	708,031
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #		395,000	399,689

26    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Israel Electric 144A 5.00% 11/12/24 #	325,000	$ 353,072
Louisville Gas and Electric 4.25% 4/1/49	2,685,000	3,285,447
Minejesa Capital 144A 5.625% 8/10/37 #	400,000	418,604
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	720,000	698,537
NextEra Energy Capital Holdings
0.59% (SOFR + 0.54%) 3/1/23 •	100,000	100,169
0.65% 3/1/23	2,800,000	2,794,936
3.00% 1/15/52	1,105,000	1,105,808

Oglethorpe Power 3.75% 8/1/50	1,620,000	1,737,737
Oryx Funding 144A 5.80% 2/3/31 #	660,000	699,940
Pacific Gas and Electric
1.20% (SOFR + 1.15%) 11/14/22 •	700,000	701,141
2.10% 8/1/27	9,195,000	8,884,488
3.00% 6/15/28	800,000	806,416
3.25% 6/1/31	420,000	421,827
3.30% 3/15/27	700,000	712,776
3.30% 8/1/40	3,982,000	3,699,214
3.50% 6/15/25	400,000	415,658
3.50% 8/1/50	1,100,000	1,021,742
4.50% 7/1/40	1,100,000	1,147,716

Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	620,000	735,624
Perusahaan Listrik Negara
144A 3.875% 7/17/29 #	605,000	641,306
144A 4.125% 5/15/27 #	300,000	320,487
144A 5.25% 5/15/47 #	185,000	206,832

PG&E 5.25% 7/1/30	1,625,000	1,707,054
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Saudi Electricity Global Sukuk Co. 4 4.222% 1/27/24	715,000	$ 757,386
Sempra Energy 4.875% 10/15/25 μ, ψ	1,055,000	1,132,310
Southern California Edison
3.65% 2/1/50	1,525,000	1,617,760
4.00% 4/1/47	880,000	972,438
4.875% 3/1/49	2,330,000	2,851,415

Systems Energy Resources 2.14% 12/9/25	800,000	803,019
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	165,000	174,892
		65,939,518
Total Corporate Bonds (cost $1,005,491,200)		1,031,839,178

Municipal Bonds — 1.11%
American Municipal Power, Ohio
(Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	2,845,380
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Pension Funding) Series A 6.899% 12/1/40	1,800,000	2,537,370
(Retiree Health Care Funding) Series B 6.899% 12/1/40	1,800,000	2,537,370
Commonwealth of Puerto Rico
Series A 144A 3.707% 6/1/22 #	3,595,000	3,540,967
Series A 144A 5.00% 6/1/22 #	1,965,000	1,960,088
Series A 144A 5.25% 6/1/22 #	4,490,000	4,494,984
Series A 5.25% 6/1/22	1,740,000	1,742,175

NQ-OPTFI [12/21] 2/22 (2028215)    27

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	4,035,000	$ 3,853,425
Golden State Tobacco Securitization
(Senior) Series A1 2.587% 6/1/29	1,700,000	1,710,506
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,748,000	2,707,862
New Jersey Transportation Trust Fund Authority
(Build America Bonds) Series C 5.754% 12/15/28	1,590,000	1,862,446
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Build America Bonds) Subordinate Series A-1 5.508% 8/1/37	700,000	921,025
New York State Urban Development
(Build America Bonds) Series E 5.77% 3/15/39	800,000	986,248
Oregon State Taxable Pension
5.892% 6/1/27	30,000	35,152
Pennsylvania Higher Education Assistance Agency Revenue
(Student Loans) Series 2006-2 A-3 0.254% (LIBOR03M + 0.13%) 10/25/36 •	323,137	318,712
	Principal amount°	Value (US $)

Municipal Bonds (continued)
South Carolina Public Service Authority
(Santee Cooper) Series D 4.77% 12/1/45	145,000	$ 187,959
West Virginia Tobacco Settlement Finance Authority
(Class 1 Senior Current Interest Bonds)
Series A 1.82% 6/1/26	250,000	248,665
Series A 2.351% 6/1/28	300,000	300,963
Series A 2.551% 6/1/29	300,000	301,938
Series A 2.951% 6/1/31	500,000	510,345
Total Municipal Bonds (cost $31,352,443)		33,603,580

Non-Agency Asset-Backed Securities — 2.25%
ABFC Trust Series 2006-HE1 A2D 0.322% (LIBOR01M + 0.22%, Floor 0.22%) 1/25/37 •	282,013	195,522
Argent Securities Trust
Series 2006-M1 A2C 0.402% (LIBOR01M + 0.30%, Floor 0.30%) 7/25/36 •	1,149,769	470,601
Series 2006-W4 A2C 0.422% (LIBOR01M + 0.32%, Floor 0.32%) 5/25/36 •	598,308	207,189

Avis Budget Rental Car Funding AESOP Series 2019-2A A 144A 3.35% 9/22/25 #	1,660,000	1,738,452
Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 1.107% (LIBOR01M + 1.005%, Floor 1.005%) 6/25/35 •	1,205,630	1,199,400

28    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 2.743% 10/25/36 •	108,688	$ 70,817
Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	289	293
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 1.603% (LIBOR01M + 1.50%, Floor 1.50%) 10/25/37 #, •	3,600,000	3,659,769
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.881% 11/25/36 •	386,914	390,918
Countrywide Asset-Backed Certificates
Series 2004-3 2A 0.502% (LIBOR01M + 0.40%, Floor 0.40%) 8/25/34 •	30,753	30,146
Series 2006-1 AF6 4.571% 7/25/36 •	50,273	50,577
Series 2006-26 2A4 0.322% (LIBOR01M + 0.22%, Floor 0.22%) 6/25/37 •	1,333,433	1,305,529
Series 2007-6 2A4 0.412% (LIBOR01M + 0.31%, Floor 0.31%) 9/25/37 •	925,796	881,109
CWABS Asset-Backed Certificates Trust
Series 2005-3 MV7 2.052% (LIBOR01M + 1.95%, Floor 1.95%) 8/25/35 •	4,200,000	4,244,517
Series 2006-11 1AF6 6.15% 9/25/46 •	49,558	50,187
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
CWABS Asset-Backed Certificates Trust
Series 2006-17 2A2 0.252% (LIBOR01M + 0.15%, Floor 0.15%) 3/25/47 •	829,674	$ 820,287

DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	1,600,000	1,568,981
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	4,573,142
Discover Card Execution Note Trust Series 2019-A1 A1 3.04% 7/15/24	400,000	400,333
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,363,000	7,393,991
EquiFirst Mortgage Loan Trust Series 2004-2 M7 3.102% (LIBOR01M + 3.00%, Floor 3.00%) 10/25/34 •	662,361	687,303
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 0.422% (LIBOR01M + 0.32%, Floor 0.32%) 4/25/36 •	687,074	674,727

NQ-OPTFI [12/21] 2/22 (2028215)    29

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Fremont Home Loan Trust Series 2004-B M1 0.972% (LIBOR01M + 0.87%, Floor 0.87%) 5/25/34 •	2,182,790	$ 2,172,796
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 0.402% (LIBOR01M + 0.30%, Floor 0.30%) 8/25/36 •	1,767,847	1,037,203
GSAMP Trust
Series 2006-FM3 A2D 0.332% (LIBOR01M + 0.23%, Floor 0.23%) 11/25/36 •	844,967	514,850
Series 2007-SEA1 A 144A 0.402% (LIBOR01M + 0.30%, Floor 0.30%) 12/25/36 #, •	578,674	558,864

Hardee's Funding Series 2018-1A A2II 144A 4.959% 6/20/48 #	483,750	507,492
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 0.342% (LIBOR01M + 0.24%, Floor 0.24%) 4/25/37 •	1,188,728	944,094
HSI Asset Securitization Trust Series 2006-HE1 2A1 0.202% (LIBOR01M + 0.10%, Floor 0.10%) 10/25/36 •	23,021	11,568
Hyundai Auto Receivables Trust Series 2020-C A2 0.26% 9/15/23	124,217	124,210
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	1,157,610	$ 1,150,353
JPMorgan Mortgage Acquisition Trust Series 2006-CW2 AV5 0.342% (LIBOR01M + 0.24%, Floor 0.24%) 8/25/36 •	325,653	323,489
Lendingpoint Asset Securitization Trust Series 2021-B A 144A 1.11% 2/15/29 #	1,182,956	1,178,781
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 0.702% (LIBOR01M + 0.60%, Floor 0.60%) 2/25/36 •	2,588,336	2,399,946
Series 2006-7 1A 0.257% (LIBOR01M + 0.155%, Floor 0.155%) 8/25/36 •	2,513,312	1,588,322

Mercedes-Benz Master Owner Trust Series 2019-BA A 144A 2.61% 5/15/24 #	500,000	504,067
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 0.252% (LIBOR01M + 0.15%, Floor 0.15%) 11/25/36 •	4,022,382	2,927,749

30    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I Trust
Series 2007-HE5 A2D 0.442% (LIBOR01M + 0.34%, Floor 0.34%) 3/25/37 •	2,967,754	$ 1,701,187

New Century Home Equity Loan Trust Series 2005-1 M2 0.822% (LIBOR01M + 0.72%, Cap 12.50%, Floor 0.72%) 3/25/35 •	233,599	233,424
Option One Mortgage Loan Trust
Series 2005-1 M1 0.882% (LIBOR01M + 0.78%, Floor 0.78%) 2/25/35 •	1,362,504	1,356,007
Series 2007-4 2A4 0.412% (LIBOR01M + 0.31%, Floor 0.31%) 4/25/37 •	5,220,020	3,673,644

PFS Financing Series 2021-A A 144A 0.71% 4/15/26 #	1,800,000	1,774,547
RAAC Trust Series 2005-SP2 2A 0.702% (LIBOR01M + 0.60%, Cap 14.00%, Floor 0.60%) 6/25/44 •	217,641	199,459
Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40 #	133,411	136,266
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Soundview Home Loan Trust Series 2006-OPT1 2A4 0.642% (LIBOR01M + 0.54%, Floor 0.54%) 3/25/36 •	161,968	$ 161,810
Structured Asset Investment Loan Trust Series 2003-BC2 M1 1.482% (LIBOR01M + 1.38%, Floor 1.38%) 4/25/33 •	15,778	15,775
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 0.372% (LIBOR01M + 0.27%, Floor 0.27%) 3/25/36 •	1,164,370	1,120,191
Series 2006-BC2 A1 0.257% (LIBOR01M + 0.155%, Floor 0.155%) 9/25/36 •	3,352,615	2,623,210

Tesla Auto Lease Trust Series 2021-A A2 144A 0.36% 3/20/25 #	262,717	262,145
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	307,320	309,969
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	37,732	38,027
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	615,000	635,067
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	239,226	242,244
Series 2019-4 A1 144A 2.90% 10/25/59 #, •	6,985,547	7,119,945
Total Non-Agency Asset-Backed Securities (cost $67,943,885)		68,160,491

NQ-OPTFI [12/21] 2/22 (2028215)    31

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 1.67%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	864,239	$ 601,961
ARM Mortgage Trust
Series 2004-5 3A1 2.543% 4/25/35 •	2,815	2,812
Series 2005-10 3A31 2.494% 1/25/36 •	75,987	72,305
Series 2006-2 1A4 3.156% 5/25/36 •	375,172	363,936
Banc of America Funding Trust
Series 2005-E 7A1 1.655% (COF 11 + 1.43%, Floor 1.43%) 6/20/35 •	69,823	61,121
Series 2006-I 1A1 2.105% 12/20/36 •	102,662	106,160

Banc of America Mortgage Trust Series 2003-D 2A1 3.45% 5/25/33 •	48,693	51,210
Bear Stearns ARM Trust Series 2003-5 2A1 2.504% 8/25/33 •	16,583	16,681
Chase Mortgage Finance Trust Series 2005-A1 3A1 2.897% 12/25/35 •	44,296	42,529
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	714,290	448,306
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 2.502% (LIBOR01M + 2.40%) 4/25/31 #, •	189,263	190,044
Series 2019-R01 2M2 144A 2.553% (LIBOR01M + 2.45%) 7/25/31 #, •	119,147	119,682
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2019-R02 1M2 144A 2.403% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/31 #, •	557,194	$ 559,495
Series 2019-R07 1M2 144A 2.203% (LIBOR01M + 2.10%) 10/25/39 #, •	733,777	735,401
Series 2020-R01 1M2 144A 2.153% (LIBOR01M + 2.05%, Floor 2.05%) 1/25/40 #, •	1,227,152	1,231,840
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #	626,792	534,256
Series 2007-1 5A14 6.00% 2/25/37	162,646	140,986
Series 2007-3 4A6 0.352% (LIBOR01M + 0.25%, Cap 7.00%, Floor 0.25%) 4/25/37 •	88,498	75,359
Series 2007-3 4A12 6.648% (6.75% minus LIBOR01M, Cap 6.75%) 4/25/37 Σ, •	88,498	20,196
Series 2007-3 4A15 5.50% 4/25/37	39,296	37,416

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	905,774	915,483
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	19,936	19,910
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	2,394,385	2,411,809

32    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
GS Mortgage-Backed Securities Trust
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	2,439,717	$ 2,438,036

GSR Mortgage Loan Trust Series 2007-AR1 2A1 2.77% 3/25/47 •	410,304	314,754
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 0.462% (LIBOR01M + 0.36%, Cap 11.50%, Floor 0.36%) 6/25/37 •	3,255,442	2,222,630
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 2.931% 10/25/36 •	203,579	177,695
Series 2006-A7 2A2 3.11% 1/25/37 •	41,024	38,682
Series 2007-A1 6A1 2.622% 7/25/35 •	47,801	48,860
Series 2014-2 B1 144A 3.418% 6/25/29 #, •	25,710	25,701
Series 2014-2 B2 144A 3.418% 6/25/29 #, •	25,710	25,701
Series 2015-4 B1 144A 3.574% 6/25/45 #, •	554,249	563,398
Series 2015-4 B2 144A 3.574% 6/25/45 #, •	236,886	240,487
Series 2015-5 B2 144A 2.339% 5/25/45 #, •	480,494	482,404
Series 2015-6 B1 144A 3.519% 10/25/45 #, •	217,978	221,334
Series 2015-6 B2 144A 3.519% 10/25/45 #, •	212,086	214,963
Series 2016-4 B1 144A 3.825% 10/25/46 #, •	198,451	201,606
Series 2016-4 B2 144A 3.825% 10/25/46 #, •	361,806	367,050
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2017-1 B3 144A 3.469% 1/25/47 #, •		886,320	$ 895,732
Series 2017-2 A3 144A 3.50% 5/25/47 #, •		65,041	65,474
Series 2020-2 A3 144A 3.50% 7/25/50 #, •		218,657	221,282
Series 2020-5 A3 144A 3.00% 12/25/50 #, •		1,146,358	1,160,164
Series 2020-7 A3 144A 3.00% 1/25/51 #, •		580,970	585,877
Series 2021-1 A3 144A 2.50% 6/25/51 #, •		808,628	808,394
Series 2021-10 A3 144A 2.50% 12/25/51 #, •		1,634,349	1,634,286
Series 2021-13 B1 144A 3.155% 4/25/52 #, •		1,983,184	2,035,001

Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		1,187,440	534,990
Ludgate Funding
Series 2006-1X A2A 0.297% (BP0003M + 0.19%) 12/1/60 •	GBP	1,177,195	1,543,261
Series 2008-W1X A1 1.078% (BP0003M + 0.60%) 1/1/61 •	GBP	505,239	673,757

Mansard Mortgages Series 2007-1X A2 0.314% (BP0003M + 0.18%) 4/15/47 •	GBP	539,441	704,307
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		1,202	1,241
Series 2004-5 6A1 7.00% 6/25/34		18,362	19,082

NQ-OPTFI [12/21] 2/22 (2028215)    33

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

MASTR ARM Trust Series 2004-4 4A1 2.618% 5/25/34 •	39,118	$ 39,181
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 2.24% 2/25/34 •	2,171	2,237
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	806,754	807,247
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	740,892	741,344
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	824,549	824,558
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	173,319	177,205
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •	3,952,588	4,024,902
RALI Series Trust
Series 2007-QA5 2A1 5.881% 9/25/37 •	2,190,161	1,829,666
Series 2007-QH8 A 1.01% 10/25/37 •	1,344,868	1,329,046
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	822,231	824,255
Series 2021-6 A1 144A 2.50% 12/25/51 #, =, •	1,671,000	1,664,149

Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 0.442% (LIBOR01M + 0.34%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •	649,797	640,108
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2004-5 A3 0.872% (LIBOR06M + 0.56%, Cap 11.50%, Floor 0.56%) 6/20/34 •		99,441	$ 98,809
Series 2007-1 4A1 2.834% 9/20/46 •		256,321	198,272
Series 2015-1 B2 144A 3.909% 1/25/45 #, •		166,344	166,482
Series 2017-5 B2 144A 3.80% 8/25/47 #, •		2,964,172	3,003,813
Series 2019-CH1 A1 144A 4.50% 3/25/49 #, •		30,161	30,250
Series 2020-4 A2 144A 2.50% 11/25/50 #, •		684,874	687,005

Structured ARM Loan Trust Series 2006-1 7A4 2.841% 2/25/36 •		126,999	120,584
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 0.604% (LIBOR01M + 0.50%, Cap 11.00%, Floor 0.50%) 7/19/35 •		146,275	141,999
Trinity Square Series 2021-1A A 144A 0.90% (SONIA3M + 0.85%) 7/15/59 #, •	GBP	3,712,352	5,031,678
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 2.644% 12/25/35 ♦, •		189,668	193,179
Series 2007-HY1 3A3 3.051% 2/25/37 ♦, •		130,859	129,711
Series 2007-HY7 4A1 3.109% 7/25/37 ♦, •		253,108	256,447

34    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 2.639% 4/25/36 •	2,418	$ 2,400
Series 2006-AR11 A6 2.821% 8/25/36 •	128,330	126,307
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	178,109	180,227
Total Non-Agency Collateralized Mortgage Obligations (cost $52,386,102)		50,496,108

Non-Agency Commercial Mortgage-Backed Securities — 4.85%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	1,430,000	1,537,796
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	645,893
Series 2017-BNK7 A5 3.435% 9/15/60	1,110,000	1,196,845
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	8,491,628
Series 2019-BN21 A5 2.851% 10/17/52	2,100,000	2,205,882
Series 2019-BN23 A3 2.92% 12/15/52	2,550,000	2,690,576
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	2,310,000	2,512,456
Series 2020-B17 A5 2.289% 3/15/53	3,460,000	3,479,659
Series 2020-B20 A5 2.034% 10/15/53	10,650,000	10,491,009
Series 2020-B21 A5 1.978% 12/17/53	1,300,000	1,274,958
Series 2020-B22 A5 1.973% 1/15/54	2,050,000	2,009,017
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	6,988,115
Series 2021-B25 A5 2.577% 4/15/54	5,550,000	5,708,573
Series 2021-B29 A5 2.388% 9/15/54	6,000,000	6,073,828
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	2,579,082
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	$ 4,156,604
Series 2019-CF3 A4 3.006% 1/15/53	800,000	843,216
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	464,441
Series 2019-CD8 A4 2.912% 8/15/57	8,775,000	9,208,375

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	3,100,000	3,362,467
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	785,000	825,310
Series 2015-GC27 A5 3.137% 2/10/48	1,400,000	1,458,269
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,375,990
Series 2017-C4 A4 3.471% 10/12/50	635,000	681,771
Series 2019-C7 A4 3.102% 12/15/72	7,455,000	7,931,985
COMM Mortgage Trust
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,100,000	1,127,562
Series 2014-CR20 AM 3.938% 11/10/47	2,225,000	2,322,208
Series 2015-3BP A 144A 3.178% 2/10/35 #	605,000	629,222
Series 2015-CR23 A4 3.497% 5/10/48	780,000	823,687
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	2,495,137

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	900,000	946,566
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	1,000,000	1,066,148
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,385,799

NQ-OPTFI [12/21] 2/22 (2028215)    35

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	$ 2,069,071
Series 2018-GS9 A4 3.992% 3/10/51 •	570,000	632,496
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,366,494
Series 2019-GC42 A4 3.001% 9/1/52	5,000,000	5,294,787
Series 2020-GC47 A5 2.377% 5/12/53	3,716,000	3,764,613
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	8,930,213	9,480,848
Series 2015-C33 A4 3.77% 12/15/48	570,000	612,564
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,716,888
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	1,121,160
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,570,859
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	355,000	358,501
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,274,159

LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	248,213	112,069
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	1,021,223
Series 2015-C27 ASB 3.557% 12/15/47	1,690,093	1,753,954
Series 2016-C29 A4 3.325% 5/15/49	1,445,000	1,528,380
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	1,064,006
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2020-HR8 A4 2.041% 7/15/53	4,415,000	$ 4,343,349

UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	480,000	480,744
VMC Finance Series 2021-FL4 A 144A 1.204% (LIBOR01M + 1.10%, Floor 1.10%) 6/16/36 #, •	1,911,674	1,905,335
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	275,000	288,917
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	543,568
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,262,154
Series 2017-C38 A5 3.453% 7/15/50	905,000	975,320
Series 2020-C58 A4 2.092% 7/15/53	2,300,000	2,276,423
Total Non-Agency Commercial Mortgage-Backed Securities (cost $144,897,003)		146,807,956

Loan Agreements — 2.81%
Acrisure 4.75% (LIBOR03M + 4.25%) 2/15/27 •	300,000	300,375
Acrisure Tranche B 3.724% (LIBOR02M + 3.50%) 2/15/27 •	408,262	404,520
Advantage Sales & Marketing Tranche B-1 5.25% (LIBOR03M + 4.50%) 10/28/27 •	704,684	706,358
Applied Systems 1st Lien 3.50% (LIBOR01M + 3.00%) 9/19/24 •	837,656	838,375

36    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	2,087,212	$ 2,110,259
Aramark Services Tranche B-3 1.851% (LIBOR01M + 1.75%) 3/11/25 •	359,075	355,335
Aramark Services Tranche B-5 2.601% (LIBOR01M + 2.50%) 4/6/28 •	377,049	375,949
Array Technologies 3.75% (LIBOR03M + 3.25%) 10/14/28 •	449	446
Aruba Investments Holdings 1st Lien 4.50% (LIBOR06M + 4.00%) 11/24/27 •	352,342	353,223
Aruba Investments Holdings 2nd Lien 8.50% (LIBOR06M + 7.75%) 11/24/28 •	355,000	358,550
AssuredPartners 3.604% (LIBOR01M + 3.50%) 2/12/27 •	938,289	932,425
Avantor Funding Tranche B-5 2.75% (LIBOR01M + 2.25%) 11/8/27 •	828,748	828,619
Ball Metalpack Finco 1st Lien 4.676% (LIBOR03M + 4.50%) 7/31/25 •	517,320	518,613
Ball Metalpack Finco 2nd Lien 9.75% (LIBOR03M + 8.75%) 7/31/26 •	79,000	79,296
Bausch Health 3.104% (LIBOR01M + 3.00%) 6/2/25 •	229,473	228,740
Berry Global Tranche Z 1.864% (LIBOR02M + 1.75%) 7/1/26 •	617,900	614,650
	Principal amount°	Value (US $)

Loan Agreements (continued)
BMC Software 3.974% (LIBOR03M + 3.75%) 10/2/25 •	336,568	$ 335,657
BW Gas & Convenience Holdings Tranche B 4.00% (LIBOR01M + 3.50%) 3/31/28 •	1,049,725	1,049,725
BWay Holding 3.354% (LIBOR01M + 3.25%) 4/3/24 •	153,577	151,795
Caesars Resort Collection Tranche B 2.854% (LIBOR01M + 2.75%) 12/23/24 •	1,981,433	1,973,755
Caesars Resort Collection Tranche B-1 3.604% (LIBOR01M + 3.50%) 7/21/25 •	1,876,265	1,879,344
Calpine
2.11% (LIBOR01M + 2.00%) 4/5/26 •	243,750	241,236
2.61% (LIBOR01M + 2.50%) 12/16/27 •	256,236	254,894

Camelot US Acquisition l 4.00% (LIBOR01M + 3.00%) 10/30/26 •	643,500	643,339
Carnival Tranche B 3.75% (LIBOR03M + 3.00%) 6/30/25 •	493,750	489,121
Castlelake Aviation One DAC Tranche B 3.25% (LIBOR03M + 2.75%) 10/22/26 •	538,650	537,191
CenturyLink Tranche B 2.354% (LIBOR01M + 2.25%) 3/15/27 •	987,406	976,837
Change Healthcare Holdings 3.50% (LIBOR01M + 2.50%) 3/1/24 •	171,021	171,043

NQ-OPTFI [12/21] 2/22 (2028215)    37

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Charter Communications Operating Tranche B2 1.86% (LIBOR01M + 1.75%) 2/1/27 •	479,943	$ 475,953
Chemours Tranche B-2 1.86% (LIBOR03M + 1.75%) 4/3/25 •	825,180	819,335
Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/11/26 •	637,642	638,489
Core & Main Tranche B-1 2.602% (LIBOR01M + 2.50%) 7/27/28 •	535,575	533,064
CoreLogic 1st Lien 4.00% (LIBOR01M + 3.50%) 6/2/28 •	473,813	474,168
CSC Holdings
2.36% (LIBOR03M + 2.25%) 7/17/25 •	310,375	306,030
2.61% (LIBOR03M + 2.50%) 4/15/27 •	286,215	283,114

DaVita Tranche B-1 1.854% (LIBOR01M + 1.75%) 8/12/26 •	790,838	787,762
Delta Air Lines TBD 10/20/27 X	500,000	529,937
Ecovyst Catalyst Technologies 3.25% (LIBOR03M + 2.75%) 6/9/28 •	407,950	408,545
EFS Cogen Holdings I Tranche B 4.50% (LIBOR03M + 3.50%) 10/1/27 •	466,367	460,732
Electron Bidco 3.75% (LIBOR03M + 3.25%) 11/1/28 •	500,000	499,420
Ensemble RCM 3.879% (LIBOR03M + 3.75%) 8/3/26 •	359,720	360,035
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	735,000	754,661
	Principal amount°	Value (US $)

Loan Agreements (continued)

Epicor Software Tranche C 4.00% (LIBOR01M + 3.25%) 7/30/27 •	1,318,312	$ 1,319,100
Frontier Communications Tranche B 4.50% (LIBOR03M + 3.75%) 5/1/28 •	1,736,875	1,738,612
Gainwell Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	1,197,900	1,202,766
Garda World Security Tranche B-2 4.36% (LIBOR01M + 4.25%) 10/30/26 •	191,971	191,971
Gardner Denver Tranche B-1 1.854% (LIBOR01M + 1.75%) 3/1/27 •	667,429	661,223
Global Medical Response 5.25% (LIBOR06M + 4.25%) 10/2/25 •	1,164,192	1,160,408
Golden Nugget 3.25% (LIBOR01M + 2.50%) 10/4/23 •	852,567	848,498
Granite US Holdings Tranche B 4.224% (LIBOR03M + 4.00%) 9/30/26 •	135,468	135,637
Gray Television Tranche B-2 2.599% (LIBOR03M + 2.50%) 2/7/24 •	1,018,322	1,017,304
Grupo Aeromexico
12.50% - 13.50% (LIBOR03M + 12.50%) 12/30/21 =, •	1,021,656	1,021,656
9.00% (LIBOR03M + 8.00%) 12/30/21 =, •	1,300,000	1,300,000

Hamilton Projects Acquiror 5.50% (LIBOR03M + 4.50%) 6/17/27 •	917,579	919,012

38    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Heartland Dental
3.604% (LIBOR01M + 3.50%) 4/30/25 •	824,331	$ 817,182
4.104% (LIBOR03M + 4.00%) 4/30/25 •	457,700	457,175

Hilton Grand Vacations Borrower 3.50% (LIBOR01M + 3.00%) 8/2/28 •	997,500	1,000,305
Hilton Worldwide Finance Tranche B-2 1.852% (LIBOR01M + 1.75%) 6/22/26 •	1,172,387	1,164,246
HUB International 2.875% (LIBOR03M + 2.75%) 4/25/25 •	356,603	352,666
Informatica 2.875% (LIBOR01M + 2.75%) 10/27/28 •	635,000	633,492
IQVIA Tranche B-3 1.974% (LIBOR03M + 1.75%) 6/11/25 •	502,707	501,485
IRB Holding 4.25% (LIBOR03M + 3.25%) 12/15/27 •	3,569,472	3,573,934
JBS USA LUX 2.102% (LIBOR01M + 2.00%) 5/1/26 •	160,463	160,279
Kenan Advantage Group Tranche B 4.50% (LIBOR01M + 3.75%) 3/24/26 •	460,350	460,062
Loyalty Ventures Tranche B 5.00% (LIBOR01M + 4.50%) 11/3/27 •	125,000	124,844
Madison Safety & Flow TBD 12/14/28 X	1,585,000	1,586,981
Medrisk Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 5/10/28 •	488,775	489,080
	Principal amount°	Value (US $)

Loan Agreements (continued)

Michaels Tranche B 5.00% (LIBOR03M + 4.25%) 4/15/28 •	1,207	$ 1,197
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27 •	1,000,000	1,058,125
MPH Acquisition Holdings 4.75% (LIBOR01M + 4.25%) 9/1/28 •	1,800,000	1,764,562
Numericable US Tranche B-11 2.879% (LIBOR03M + 2.75%) 7/31/25 •	345,516	342,205
Numericable US Tranche B-13 4.118% (LIBOR02M + 4.00%) 8/14/26 •	130,950	130,514
Olympus Water US Holding Tranche B 4.25% (LIBOR03M + 3.75%) 11/9/28 •	575,000	573,762
ON Semiconductor Tranche B-4 2.104% (LIBOR01M + 2.00%) 9/19/26 •	1,265,064	1,265,459
Organon & Co. 3.50% (LIBOR06M + 3.00%) 6/2/28 •	2,072,958	2,078,356
Pactiv Evergreen Group Holdings Tranche B-3 4.00% (LIBOR01M + 3.50%) 9/25/28 •	299,250	298,988
PAE 1st Lien TBD 10/19/27 X	2,878,500	2,885,996
Pelican Products TBD 12/29/28 X	280,000	279,125
Penn National Gaming Tranche B-1 3.00% (LIBOR01M + 2.25%) 10/15/25 •	868,117	868,463
Peraton Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 2/1/28 •	1,047,087	1,049,425

NQ-OPTFI [12/21] 2/22 (2028215)    39

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

PG&E Tranche B 3.50% (LIBOR03M + 3.00%) 6/23/25 •	1,439,919	$ 1,427,920
Pilot Travel Centers Tranche B 2.104% (LIBOR01M + 2.00%) 8/4/28 •	728,175	724,737
Pre-Paid Legal Services TBD 12/15/28 X	1,255,000	1,248,333
Prestige Brands Tranche B5 2.50% (LIBOR01M + 2.00%) 6/9/28 •	362,083	362,762
Pretium PKG Holdings 1st Lien 4.50% (LIBOR06M + 4.00%) 10/2/28 •	710,000	709,493
Prime Security Services Borrower Tranche B-1 3.50% (LIBOR01M + 2.75%) 9/23/26 •	406,389	406,458
RealPage 1st Lien 3.75% (LIBOR01M + 3.25%) 4/24/28 •	997,500	995,754
Reynolds Group Holdings Tranche B-2 3.354% (LIBOR01M + 3.25%) 2/5/26 •	470,250	468,151
Russell Investments US Institutional Holdco 4.50% (LIBOR06M + 3.50%) 5/30/25 •	425,673	426,365
Ryan Specialty Group Tranche B-1 3.75% (LIBOR01M + 3.00%) 9/1/27 •	587,562	588,603
Scientific Games International Tranche B-5 2.854% (LIBOR01M + 2.75%) 8/14/24 •	739,248	737,538
Sinclair Televison Group Tranche B-3 3.11% (LIBOR03M + 3.00%) 4/1/28 •	637,369	631,128
	Principal amount°	Value (US $)

Loan Agreements (continued)

Spirit Aerosystems Tranche B 4.25% (LIBOR01M + 3.75%) 1/15/25 •	777,165	$ 779,350
SS&C Technologies Tranche B-3 1.854% (LIBOR01M + 1.75%) 4/16/25 •	179,518	177,673
SS&C Technologies Tranche B-4 1.854% (LIBOR01M + 1.75%) 4/16/25 •	145,728	144,230
Stars Group Holdings 2.474% (LIBOR03M + 2.25%) 7/21/26 •	127,838	127,540
Tecta America 1st Lien 5.00% (LIBOR01M + 4.25%) 4/10/28 •	302,444	303,011
Tecta America 2nd Lien 9.25% (LIBOR01M + 8.50%) 4/9/29 •	405,000	405,000
Telenet Financing Tranche AR 2.11% (LIBOR03M + 2.00%) 4/28/28 •	545,000	536,186
Terrier Media Buyer Tranche B 3.604% (LIBOR01M + 3.50%) 12/17/26 •	512,592	510,990
Transdigm Tranche F 2.354% (LIBOR01M + 2.25%) 12/9/25 •	587,207	580,033
TricorBraun 3.75% (LIBOR03M + 3.25%) 3/3/28 •	482,721	479,817
UKG 1st Lien 3.75% (LIBOR03M + 3.25%) 5/4/26 •	2,445,328	2,436,158
Ultimate Software Group 1st Lien 3.854% (LIBOR01M + 3.75%) 5/4/26 •	1,941,711	1,939,041
United Airlines Tranche B 4.50% (LIBOR03M + 3.75%) 4/21/28 •	298,496	300,155

40    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)

United Rentals (North America) 1.854% (LIBOR03M + 1.75%) 10/31/25 •		48,375	$ 48,634
US Foods Tranche B TBD 11/17/28 X		1,500,000	1,500,937
USI 3.474% (LIBOR03M + 3.25%) 12/2/26 •		164,349	163,506
USI Tranche B 3.224% (LIBOR03M + 3.00%) 5/16/24 •		570,078	566,633
Vertical Midco Tranche B 4.00% (LIBOR06M + 3.50%) 7/30/27 •		724,807	726,166
Vistra Operations 1.854% - 1.859% (LIBOR01M + 1.75%) 12/31/25 •		514,369	511,062
Whole Earth Brands 5.50% (LIBOR03M + 4.50%) 2/2/28 •		381,168	379,818
Zayo Group Holdings 3.104% (LIBOR01M + 3.00%) 3/9/27 •		2,954,377	2,918,062
Zekelman Industries 2.103% (LIBOR01M + 2.00%) 1/24/27 •		271,817	269,438
Total Loan Agreements (cost $84,436,265)			85,005,692

Sovereign Bonds — 4.05%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	150,000	178,129
			178,129
Angola — 0.01%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		200,000	201,465
8.25% 5/9/28		200,000	201,465
			402,930
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Argentina — 0.01%
Argentine Republic Government International Bonds
0.50% 7/9/30 ~		645,050	$ 227,387
1.00% 7/9/29		31,833	11,619
1.125% 7/9/35 ~		674,580	216,716
			455,722
Armenia — 0.01%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #		200,000	187,042
			187,042
Azerbaijan — 0.01%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		319,000	323,677
			323,677
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		300,000	333,689
			333,689
Brazil — 0.85%
Brazil Letras do Tesouro Nacional
7.751% 7/1/22 ^	BRL	4,600,000	782,902
8.522% 10/1/22 ^	BRL	40,000,000	6,606,014
9.699% 4/1/22 ^	BRL	89,100,000	15,607,046

Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/27	BRL	12,000,000	2,106,029
Brazilian Government International Bonds
3.875% 6/12/30		532,000	516,971
4.75% 1/14/50		233,000	207,605
			25,826,567
Chile — 0.10%
Bonos de la Tesoreria de la Republica en pesos
144A 2.30% 10/1/28 #	CLP	1,105,000,000	1,065,666
144A 2.80% 10/1/33 #	CLP	1,630,000,000	1,429,185

NQ-OPTFI [12/21] 2/22 (2028215)    41

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Chile (continued)
Chile Government International Bonds
2.55% 1/27/32		258,000	$ 258,000
3.50% 1/25/50		200,000	207,468
			2,960,319
Colombia — 0.03%
Colombia Government International Bonds
3.00% 1/30/30		272,000	249,118
3.25% 4/22/32		300,000	270,375
4.125% 2/22/42		217,000	181,737
5.00% 6/15/45		200,000	181,250
5.20% 5/15/49		200,000	184,030
			1,066,510
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #		200,000	172,002
			172,002
Cyprus — 0.05%
Cyprus Government International Bond 3.875% 5/6/22	EUR	1,200,000	1,387,738
			1,387,738
Dominican Republic — 0.04%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		367,000	373,881
144A 4.875% 9/23/32 #		885,000	901,594
			1,275,475
Ecuador — 0.02%
Ecuador Government International Bonds
144A 0.50% 7/31/40 #, ~		278,501	163,793
144A 1.00% 7/31/35 #, ~		328,384	217,144
144A 5.00% 7/31/30 #, ~		125,307	104,161
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ecuador (continued)
Ecuador Government International Bonds
144A 6.61% 7/31/30 #, ^	35,470	$ 20,130
		505,228
Egypt — 0.04%
Egypt Government International Bonds
144A 5.75% 5/29/24 #	591,000	615,748
7.903% 2/21/48	400,000	336,674
144A 8.70% 3/1/49 #	359,000	320,020
		1,272,442
El Salvador — 0.00%
El Salvador Government International Bond 144A 7.125% 1/20/50 #	275,000	152,625
		152,625
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	200,000	194,765
		194,765
Georgia — 0.01%
Georgia Government International Bond 144A 2.75% 4/22/26 #	200,000	199,450
		199,450
Ghana — 0.01%
Ghana Government International Bond 144A 7.75% 4/7/29 #	230,000	193,257
		193,257
Guatemala — 0.01%
Guatemala Government Bond 144A 4.875% 2/13/28 #	400,000	431,404
		431,404

42    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Indonesia — 0.11%
Indonesia Government International Bonds
144A 4.625% 4/15/43 #		200,000	$ 235,744
5.25% 1/17/42		200,000	251,390

Indonesia Treasury Bond 6.125% 5/15/28	IDR	40,390,000,000	2,887,707
			3,374,841
Israel — 0.37%
Israel Government Bond 5.50% 1/31/22	ILS	10,300,000	3,328,160
Israel Government International Bonds
2.75% 7/3/30		1,200,000	1,278,204
3.875% 7/3/50		200,000	233,943

Makam Treasury Bill 0.00% 3/2/22 ^	ILS	13,700,000	4,415,446
State of Israel
3.375% 1/15/50		200,000	216,767
3.80% 5/13/60		1,600,000	1,855,152
			11,327,672
Ivory Coast — 0.02%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		590,000	622,916
			622,916
Jordan — 0.01%
Jordan Government International Bond 144A 4.95% 7/7/25 #		200,000	207,110
			207,110
Kazakhstan — 0.01%
Kazakhstan Government International Bond 144A 6.50% 7/21/45 #		207,000	297,337
			297,337
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Kenya — 0.01%
Republic of Kenya Government International Bond 144A 8.00% 5/22/32 #		200,000	$ 218,982
			218,982
Kuwait — 0.08%
Kuwait International Government Bond 2.75% 3/20/22		2,400,000	2,414,400
			2,414,400
Lebanon — 0.00%
Lebanon Government International Bond 6.25% 5/27/22 ‡		582,000	62,856
			62,856
Malaysia — 0.14%
Malaysia Government Bond 3.955% 9/15/25	MYR	16,639,000	4,123,447
			4,123,447
Mexico — 0.05%
Mexican Bonos 8.50% 5/31/29	MXN	25,500,000	1,318,875
Mexico Government International Bond 4.60% 2/10/48		209,000	223,485
			1,542,360
Mongolia — 0.02%
Mongolia Government International Bonds
144A 3.50% 7/7/27 #		200,000	188,739
144A 5.625% 5/1/23 #		306,000	315,570
			504,309
Morocco — 0.01%
Morocco Government International Bond 144A 2.375% 12/15/27 #		300,000	293,150
			293,150

NQ-OPTFI [12/21] 2/22 (2028215)    43

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Nigeria — 0.02%
Nigeria Government International Bond 144A 7.875% 2/16/32 #		537,000	$ 530,690
			530,690
North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	181,274
			181,274
Oman — 0.01%
Oman Government International Bond 144A 6.75% 1/17/48 #		343,000	349,762
			349,762
Pakistan — 0.01%
Pakistan Government International Bond 144A 7.375% 4/8/31 #		200,000	199,075
			199,075
Panama — 0.02%
Panama Bonos del Tesoro 3.362% 6/30/31		200,000	201,500
Panama Government International Bond 144A 3.75% 4/17/26 #		363,000	386,087
			587,587
Paraguay — 0.03%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		300,000	337,875
144A 5.40% 3/30/50 #		403,000	461,939
			799,814
Peru — 0.03%
Peru Government Bond 6.95% 8/12/31	PEN	663,000	178,298
Peruvian Government International Bonds
2.392% 1/23/26		323,000	328,494
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Peru (continued)
Peruvian Government International Bonds
2.844% 6/20/30		512,000	$ 518,564
5.625% 11/18/50		35,000	49,333
			1,074,689
Qatar — 0.11%
Qatar Government International Bonds
144A 4.40% 4/16/50 #		400,000	497,774
5.103% 4/23/48		2,200,000	2,982,483
			3,480,257
Romania — 0.07%
Romanian Government International Bonds
144A 1.75% 7/13/30 #	EUR	1,800,000	1,916,923
144A 2.625% 12/2/40 #	EUR	123,000	125,182
144A 3.375% 1/28/50 #	EUR	109,000	117,240
			2,159,345
Russia — 0.04%
Russian Foreign Bond - Eurobonds
144A 4.25% 6/23/27 #		600,000	649,762
144A 4.375% 3/21/29 #		200,000	220,831
144A 5.25% 6/23/47 #		200,000	253,704
			1,124,297
Saudi Arabia — 0.31%
Saudi Government International Bonds
144A 2.875% 3/4/23 #		2,200,000	2,255,189
144A 3.25% 11/17/51 #		200,000	197,625
144A 3.625% 3/4/28 #		541,000	590,166
4.50% 10/26/46		800,000	939,864
144A 4.50% 10/26/46 #		800,000	939,864

44    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Saudi Arabia (continued)
Saudi Government International Bonds
144A 5.00% 4/17/49 #		3,500,000	$ 4,448,941
			9,371,649
Senegal — 0.01%
Senegal Government International Bonds
144A 5.375% 6/8/37 #	EUR	200,000	216,670
144A 6.75% 3/13/48 #		210,000	206,514
			423,184
Serbia — 0.02%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	200,000	216,173
144A 2.125% 12/1/30 #		200,000	187,970
144A 3.125% 5/15/27 #	EUR	100,000	121,621
			525,764
South Africa — 0.13%
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,200,000	3,312,960
5.75% 9/30/49		200,000	192,850
5.875% 6/22/30		268,000	299,363
			3,805,173
Spain — 0.99%
Spain Government Bond 0.00% 1/31/27	EUR	26,300,000	29,984,020
			29,984,020
Sri Lanka — 0.01%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #		453,000	232,326
			232,326
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #		200,000	$ 203,350
			203,350
Turkey — 0.03%
Hazine Mustesarligi Varlik Kiralama 144A 5.125% 6/22/26 #		200,000	191,740
Turkey Government International Bond 7.625% 4/26/29		500,000	501,022
Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #		350,000	321,850
			1,014,612
Ukraine — 0.05%
Ukraine Government International Bonds
144A 6.876% 5/21/29 #		200,000	177,670
144A 7.75% 9/1/26 #		804,000	768,632
144A 9.75% 11/1/28 #		515,000	522,514
			1,468,816
United Kingdom — 0.00%
United Kingdom Gilt 1.75% 9/7/22	GBP	100,000	136,726
			136,726
Uruguay — 0.05%
Uruguay Government International Bonds
4.375% 1/23/31		232,000	267,672
8.50% 3/15/28	UYU	62,100,000	1,384,677
			1,652,349
Uzbekistan — 0.02%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		200,000	191,990

NQ-OPTFI [12/21] 2/22 (2028215)    45

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Uzbekistan (continued)
Republic of Uzbekistan International Bonds
144A 5.375% 2/20/29 #		448,000	$ 477,497
			669,487
Total Sovereign Bonds (cost $122,686,096)			122,482,597

Supranational Banks — 0.02%
Banque Ouest Africaine de Developpement
144A 2.75% 1/22/33 #	EUR	200,000	240,104
144A 5.00% 7/27/27 #		406,000	449,556
Total Supranational Banks (cost $639,178)			689,660

US Treasury Obligations — 26.11%
US Treasury Bonds
1.25% 5/15/50		1,800,000	1,529,226
1.375% 11/15/40		100,000	91,164
1.625% 11/15/50		13,500,000	12,581,895
1.75% 8/15/41		14,945,000	14,494,316
1.875% 2/15/41		52,800,000	52,278,188
1.875% 2/15/51		2,700,000	2,672,367
1.875% 11/15/51		10,195,000	10,116,945
2.00% 11/15/41		1,855,000	1,876,738
2.00% 2/15/50		16,000,000	16,258,125
2.00% 8/15/51		17,695,000	18,043,370
2.25% 8/15/46		30,690,000	32,461,869
2.50% 2/15/45		37,100,000	40,814,348
2.75% 8/15/42		900,000	1,025,789
2.75% 11/15/42		1,400,000	1,596,109
2.875% 5/15/43		2,200,000	2,557,328
2.875% 8/15/45		16,700,000	19,614,020
3.00% 5/15/47		900,000	1,092,727
3.00% 8/15/48		3,770,000	4,614,568
3.125% 5/15/48		1,490,000	1,862,733

US Treasury Floating Rate Notes 0.125% (USBMMY3M + 0.35%) 10/31/23 •		20,000,000	20,005,606
US Treasury Notes
0.50% 2/28/26		19,200,000	18,657,750
0.50% 4/30/27		10,900,000	10,458,039
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
0.50% 6/30/27	12,900,000	$ 12,346,711
0.50% 10/31/27	13,200,000	12,564,750
0.625% 5/15/30	10,300,000	9,632,914
0.625% 8/15/30	13,800,000	12,872,812
0.75% 12/31/23	530,000	530,145
0.75% 3/31/26	16,700,000	16,384,266
0.875% 11/15/30	16,600,000	15,786,212
1.00% 12/15/24	37,925,000	37,970,923
1.125% 2/28/27	16,900,000	16,770,610
1.25% 8/31/24	25,600,000	25,838,001
1.25% 12/31/26	13,040,000	13,027,775
1.375% 10/31/28	29,070,000	28,960,987
1.375% 11/15/31	17,275,000	17,061,763
1.50% 1/31/27 ∞	1,700,000	1,719,125
1.50% 11/30/28	1,400,000	1,405,906
1.625% 9/30/26	8,300,000	8,442,008
1.625% 10/31/26	12,900,000	13,122,223
1.625% 11/30/26	25,000,000	25,430,665
1.75% 12/31/26	10,900,000	11,158,449
1.875% 7/31/22	39,700,000	40,073,339
1.875% 8/31/24 ∞	2,170,000	2,225,437
2.00% 11/30/22	7,700,000	7,811,942
2.00% 6/30/24	7,700,000	7,915,961
2.125% 3/31/24 ∞	2,010,000	2,068,965
2.125% 11/30/24	11,130,000	11,502,595
2.25% 11/15/24	11,030,000	11,436,300
2.25% 3/31/26	24,500,000	25,551,778
2.375% 2/29/24 ∞	4,000,000	4,136,250
2.375% 8/15/24 ∞	1,820,000	1,889,956
2.375% 4/30/26	10,900,000	11,432,652
2.50% 1/31/24	2,790,000	2,890,048
2.50% 2/28/26	3,700,000	3,895,262
2.625% 3/31/25	12,700,000	13,348,891
2.75% 7/31/23	46,200,000	47,755,642
2.875% 11/30/23 ∞	2,500,000	2,602,539
2.875% 7/31/25	15,500,000	16,472,988
2.875% 11/30/25	8,100,000	8,635,043

US Treasury Strip Principal 2.26% 5/15/44 ^	4,290,000	2,758,651
Total US Treasury Obligations (cost $785,558,247)		790,133,704

46    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
	Number of shares	Value (US $)
Common Stock — 0.00%
Century Communications =, †	1,975,000	$ 0
Total Common Stock (cost $59,790)		0

Preferred Stock — 0.01%
General Electric 3.533% (LIBOR03M + 3.33%) **, •	300,000	298,500
Total Preferred Stock (cost $299,875)		298,500
	Number of contracts
Options Purchased — 0.04%
Put Swaptions — 0.04%
30 yr IRS pay a fixed rate 2.102% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 9/15/23, notional amount 10,089,600 (MS)	4,800,000	260,599
30 yr IRS pay a fixed rate 2.06% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23, notional amount 31,930,000 (BOFA)	15,500,000	927,625
Options Purchased (premium paid $1,145,185)		1,188,224
Number of shares
Short-Term Investments — 6.02%
Money Market Mutual Funds — 2.35%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	17,778,763	17,778,763
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	17,778,763	$ 17,778,763
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	17,778,763	17,778,763
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	17,778,763	17,778,763
		71,115,052
Principal amount°
Repurchase Agreements — 3.67%
US Treasury repurchase agreement with Standard Chartered Bank 0.04%, dated 12/30/21, to be repurchased 1/3/22, repurchase price $55,100,184 (collateralized by US government obligation; 2.50% - 2.875% 8/15/45 - 2/15/46; market value $56,910,698)	55,100,000	55,100,000
NQ-OPTFI [12/21] 2/22 (2028215)    47

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)
Repurchase Agreements (continued)
US Treasury repurchase agreement with Standard Chartered Bank 0.04%, dated 12/31/21, to be repurchased 1/4/22, repurchase price $55,900,186 (collateralized by US government obligation; 2.75% 8/15/47; market value $56,113,600)	55,900,000	$ 55,900,000
		111,000,000
Total Short-Term Investments (cost $182,115,052)		182,115,052
Total Value of Securities Before Options Written—108.90% (cost $3,264,722,468)		3,295,643,722
	Number of contracts
Options Written — (0.09%)
Call Swaptions — (0.03%)
1 yr IRS pay a fixed rate 0.87% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/2/22, notional amount (135,807,000) (GS)	(156,100,000)	(724,696)
		(724,696)
Equity Put Options — (0.00%)
Fannie Mae strike price $104.06, expiration date 1/6/22, notional amount ($187,312,500)	(1,800,000)	(7,276)
		(7,276)
	Number of contracts	Value (US $)
Options Written (continued)
Put Swaptions — (0.06%)
1 yr IRS pay a fixed rate 1.27% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/2/22, notional amount (198,247,000) (GS)	(156,100,000)	$ (390,289)
5 yr IRS pay a fixed rate 1.96% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 9/15/23, notional amount (47,040,000) (MS)	(24,000,000)	(336,429)
5 yr IRS pay a fixed rate 2.00% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23, notional amount (155,000,000) (BOFA)	(77,500,000)	(1,088,287)
CDX.ITRX.EUR 35 5 yr strike price $3.50, expiration date 1/19/22, notional amount (7,700,000) (JPMCB)	(2,200,000)	(654)
CDX.ITRX.EUR 35 5 yr strike price $3.50, expiration date 1/19/22, notional amount (8,750,000) (CITI)	(2,500,000)	(743)
CDX.ITRX.EUR 36 5 yr strike price $0.90, expiration date 3/16/22, notional amount (11,610,000) (BOFA)	(12,900,000)	(4,405)

48    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
CDX.ITRX.EUR 36 5 yr strike price $0.90, expiration date 3/16/22, notional amount (11,700,000) (JPMCB)	(13,000,000)	$ (4,439)
CDX.NA.HY 36 5 yr strike price $102, expiration date 1/19/22, notional amount (1,285,200,000) (DB)	(12,600,000)	(3,390)
CDX.NA.IG 37 5 yr strike price $0.85, expiration date 1/19/22, notional amount (3,145,000) (CITI)	(3,700,000)	(91)
CDX.NA.IG 37 5 yr strike price $0.90, expiration date 4/20/22, notional amount (13,140,000) (BOFA)	(14,600,000)	(8,962)
CDX.NA.IG 37 5 yr strike price $0.90, expiration date 4/20/22, notional amount (2,880,000) (JPMCB)	(3,200,000)	(1,964)
		(1,839,653)
Total Options Written (premium received $1,922,948)		(2,571,625)

Liabilities Net of Receivables and Other Assets—(8.81%)★		(266,656,330)
Net Assets Applicable to 314,820,187 Shares Outstanding—100.00%		$3,026,415,767
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
∞	Fully or partially pledged as collateral for futures and swap contracts.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at December 31, 2021.
Δ	Securities have been classified by country of origin.
X	This loan will settle after December 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
‡	Non-income producing security. Security is currently in default.
**	Perpetual security with no stated maturity date.
†	Non-income producing security.
>	PIK. 40.98% of the income received was in cash and 59.02% was in principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2021. Rate will reset at a future date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of Rule 144A securities was $620,231,416, which represents 20.49% of the Fund's net assets.
ψ	Perpetual security. Maturity date represents next call date.
★	Includes $3,764,000 cash collateral held at brokers for certain open derivatives, $762,000 cash collateral pledged for TBA transactions, and $930,000 cash collateral due to brokers for certain open derivatives.

NQ-OPTFI [12/21] 2/22 (2028215)    49

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at December 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	CAD	(410,000)	USD	324,503	1/7/22	$381	$—
BAML	DKK	(53,335,000)	USD	8,201,551	4/1/22	20,161	—
BAML	INR	3,050,120	USD	(40,122)	2/10/22	638	—
BAML	MXN	15,143,000	USD	(727,416)	1/12/22	10,663	—
BAML	MXN	(6,594,000)	USD	319,238	2/18/22	—	(92)
BAML	MXN	(15,143,000)	USD	720,494	3/4/22	—	(11,037)
BAML	MXN	(11,297,000)	USD	539,753	3/18/22	—	(4,488)
BAML	ZAR	19,429,064	USD	(1,223,608)	11/8/22	—	(54,745)
BNP	BRL	(58,100,000)	USD	10,013,276	4/4/22	—	(167,790)
BNP	BRL	(2,200,000)	USD	383,489	7/5/22	8,537	—
BNP	DKK	(31,490,000)	USD	4,887,725	4/1/22	57,276	—
BNP	EUR	(98,112,000)	USD	111,636,727	2/2/22	—	(139,426)
BNP	GBP	(15,358,000)	USD	20,800,256	2/2/22	14,337	—
BNP	INR	5,365,350	USD	(70,936)	2/10/22	764	—
BNP	JPY	(32,257)	USD	280	1/5/22	—	—
BNP	JPY	106,109,217	USD	(921,646)	2/2/22	1,045	—
BNP	MXN	(15,143,000)	USD	739,483	1/12/22	1,404	—
BNP	ZAR	22,579,000	USD	(1,407,162)	2/18/22	82	—
BNP	ZAR	7,965,690	USD	(503,826)	5/16/22	—	(13,373)
BNP	ZAR	32,392,222	USD	(2,028,748)	8/16/22	—	(58,153)
BNP	ZAR	17,180,265	USD	(1,071,354)	11/8/22	—	(37,780)
CITI	DKK	(87,415,000)	USD	13,626,074	4/1/22	216,940	—
CITI	ILS	(10,869,075)	USD	3,329,438	1/31/22	—	(167,071)
CITI	ILS	(13,700,190)	USD	4,182,700	3/2/22	—	(225,775)
CITI	MXN	3,484,000	USD	(168,060)	2/18/22	660	—
CITI	MXN	3,628,000	USD	(167,182)	4/18/22	6,520	—
CITI	ZAR	6,039,000	USD	(372,563)	2/18/22	3,820	—
DB	INR	5,086,653	USD	(66,994)	2/10/22	982	—
JPMCB	BRL	18,169,801	USD	(3,171,797)	2/2/22	64,298	—
JPMCB	BRL	(31,000,000)	USD	5,332,575	4/4/22	—	(99,663)
JPMCB	BRL	(2,400,000)	USD	436,744	7/5/22	27,706	—
JPMCB	BRL	(40,000,000)	USD	6,934,804	10/4/22	303,068	—
JPMCB	DKK	(44,510,000)	USD	6,905,680	4/1/22	78,013	—
JPMCB	EUR	(1,342,000)	USD	1,514,715	1/28/22	—	(14,036)
JPMCB	EUR	(26,500,000)	USD	30,135,800	2/18/22	—	(63,925)
JPMCB	INR	10,235,559	USD	(135,108)	2/10/22	1,676	—
JPMCB	KRW	(128,698,084)	USD	108,854	3/16/22	818	—
JPMCB	MXN	2,685,000	USD	(126,540)	2/18/22	3,488	—
JPMCB	PEN	(688,800)	USD	169,906	1/28/22	—	(2,440)
TD	EUR	(4,570,000)	USD	5,187,864	2/18/22	—	(20,164)
Total Foreign Currency Exchange Contracts						$823,277	$(1,079,958)
50    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
131	Euro-BTP	$21,925,586	$22,295,695	3/8/22	$—	$(370,109)	$(2,097)
(73)	Euro-Bund	(14,242,646)	(14,459,485)	3/8/22	216,839	—	1,228
(30)	Long 10 yr Gilt	(5,071,752)	(5,063,679)	3/29/22	—	(8,073)	(4,882)
101	US Treasury 2 yr Notes	22,035,359	22,080,466	3/31/22	—	(45,107)	4,734
137	US Treasury 3 yr Notes	31,216,734	31,258,794	3/31/22	—	(42,060)	12,844
881	US Treasury 5 yr Notes	106,580,352	106,226,440	3/31/22	353,912	—	61,944
435	US Treasury 10 yr Notes	56,753,906	56,462,245	3/22/22	291,661	—	27,188
(190)	US Treasury 10 yr Notes	(24,789,063)	(24,545,200)	3/22/22	—	(243,863)	(11,875)
(378)	US Treasury 10 yr Ultra Notes	(55,353,375)	(54,558,327)	3/22/22	—	(795,048)	(100,405)
505	US Treasury Long Bonds	81,020,938	80,673,063	3/22/22	347,875	—	284,063
(258)	US Treasury Ultra Bonds	(50,858,250)	(50,713,253)	3/22/22	—	(144,997)	(403,126)
Total Futures Contracts			$169,656,759		$1,210,287	$(1,649,257)	$(130,384)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection SoldMoody's Ratings:
AT&T 2.45% 5/15/18 Baa2 6/20/24-Quarterly	1,800,000	1.000%	$24,330	$25,443	$—	$(1,113)	$314
Boeing 2.60% 10/20/25 Baa3 12/20/26-Quarterly	3,800,000	1.000%	(12,345)	(22,661)	10,316	—	2,760
Boeing 2.60% 10/30/25 Baa2 6/20/23-Quarterly	1,400,000	1.000%	8,002	2,972	5,030	—	140
Boeing 2.60% 10/30/25 Baa2 6/26/26-Quarterly	700,000	1.000%	(157)	(4,625)	4,468	—	417
British Telecom 5.75% 12/7/28 Baa2 12/20/24-Quarterly	EUR 2,800,000	1.000%	37,876	56,420	—	(18,544)	1,037
CDX.ITRX.EUR.34[4] 12/20/25-Quarterly	EUR 8,000,000	1.000%	235,707	222,403	13,304	—	(178)
CDX.ITRX.EUR.34[4] 12/20/26-Quarterly	EUR 8,100,000	1.000%	240,255	226,385	13,870	—	(190)
CDX.ITRX.EUR.35[4] 6/20/26-Quarterly	EUR 1,400,000	1.000%	41,126	37,582	3,544	—	(26)
CDX.NA.HY.37[5] 12/20/26-Quarterly	10,000,000	5.000%	919,653	817,168	102,485	—	1,050
NQ-OPTFI [12/21] 2/22 (2028215)    51

Schedule of investments
Optimum Fixed Income Fund (Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Protection SoldMoody's Ratings (continued):
CDX.NA.IG.35[6] 12/20/25-Quarterly	400,000	1.000%	$9,557	$8,380	$1,177	$—	$29
CDX.NA.IG.36[6] 6/20/26-Quarterly	1,900,000	1.000%	46,413	42,166	4,247	—	200
CDX.NA.IG.37[6] 12/20/26-Quarterly	30,500,000	1.000%	745,240	694,676	50,564	—	3,360
General Electric 2.70% 10/9/22 Baa1 12/20/26-Quarterly	1,200,000	1.000%	17,967	12,913	5,054	—	409
General Electric 2.70% 10/9/22 Baa1 6/20/26-Quarterly	600,000	1.000%	9,765	5,183	4,582	—	112
Stellantis 5.00% 1/11/21 Baa3 6/20/26-Quarterly	EUR 3,100,000	5.000%	633,110	656,837	—	(23,727)	2,390
Telefonica Emisiones 1.00% 5/12/20 Baa3 6/20/28-Quarterly	EUR 1,300,000	1.000%	4,977	1,031	3,946	—	941
Tesco 1.00% 6/25/19 Baa3 6/20/28-Quarterly	EUR 2,700,000	1.000%	21,820	747	21,073	—	1,838
Valeo 1.00% Baa3 6/20/26-Quarterly	EUR 400,000	1.000%	(4,456)	(6,393)	1,937	—	118
Valeo 1.00% Baa3 6/20/28-Quarterly	EUR 3,000,000	1.000%	(144,252)	(127,710)	—	(16,542)	1,383
			2,834,588	2,648,917	245,597	(59,926)	16,104
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	2,085,000	1.000%	(17,102)	13,945	—	(31,047)	—
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26-Quarterly	2,570,000	1.000%	96,923	72,635	24,288	—	—
Protection SoldMoody's Ratings:
BAML Republic of Colombia 10.375% 1/28/33 Baa2 6/20/22-Quarterly	250,000	1.000%	504	(354)	858	—	—
CITI Republic of Brazil 4.25% 1/7/25 Ba2 6/20/22-Quarterly	100,000	1.000%	181	(589)	770	—	—
52    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Protection SoldMoody's Ratings (continued):
CITI Republic of Colombia 10.375% 1/28/33 Baa2 12/20/24-Quarterly	200,000	1.000%	$(2,598)	$441	$—	$(3,039)	$—
DB CMBX.NA.AAA[7] 10/17/57-Monthly	14,200,000	0.500%	97,205	(823,811)	921,016	—	—
GSC Republic of Brazil 4.25% 1/7/25 Ba2 6/20/22-Quarterly	500,000	1.000%	905	(3,025)	3,930	—	—
JPMCB HOCHTIEF 1.00% 3/7/2025 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	239,110	249,092	—	(9,982)	—
JPMCB HOCHTIEF 5.00% 3/7/2025 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	239,110	247,057	—	(7,947)	—
JPMCB Republic of South Africa 5.50% 3/9/20 Baa3 12/20/23-Quarterly	700,000	1.000%	841	(13,303)	14,144	—	—
			655,079	(257,912)	965,006	(52,015)	—
Total CDS Contracts			$3,489,667	$2,391,005	$1,210,603	$(111,941)	$16,104
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[4]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[5]	Unrealized Depreciation[5]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[9] 3/24/23- (28 Days/ 28 Days)	MXN 1,450,000,000	(4.797)%/ 5.66%	$(1,170,730)	$(51,554)	$—	$(1,119,176)	$(28,570)
2 yr IRS[10]3/30/23- (Semiannually/ Quarterly)	7,600,000	0.25%/ (0.132)%	36,600	(4,230)	40,830	—	(4,418)
2 yr IRS[11] 1/2/23- (At Maturity/ At Maturity)	BRL 166,400,000	0%/ 0%	(1,239,390)	(103,121)	—	(1,136,269)	(39,478)
2 yr IRS[12] 3/3/22- (Semiannually/ Semiannually)	CAD 8,800,000	(0.45)%/ 1.27%	9,117	11,131	—	(2,014)	—
2 yr IRS[12] 3/3/22- (Semiannually/ Semiannually)	CAD 2,400,000	(0.45)%/ 1.273%	2,495	3,045	—	(550)	(13,023)
NQ-OPTFI [12/21] 2/22 (2028215)    53

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[4]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[5]	Unrealized Depreciation[5]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
2 yr IRS[12] 6/17/22- (Semiannually/ Semiannually)	CAD 4,000,000	(0.448)%/ 1.50%	$11,782	$16,207	$—	$(4,425)	$290
3 yr IRS[11] 1/2/24- (At Maturity/ At Maturity)	BRL 110,400,000	0%/ 0%	(940,951)	23,777	—	(964,728)	229,063
3 yr IRS[11] 1/2/24- (At Maturity/ At Maturity)	BRL 58,300,000	0%/ 0%	22,710	—	22,710	—	(7,235)
3 yr IRS[11] 1/2/24- (At Maturity/ At Maturity)	BRL 6,800,000	0%/ 0%	5,008	—	5,008	—	(941)
3 yr IRS[11] 1/2/24- (At Maturity/ At Maturity)	BRL 24,800,000	0%/ 0%	10,941	—	10,941	—	(3,337)
5 yr IRS[10] 2/18/26- (Quarterly/ Semiannually)	42,100,000	(0.124)%/ 0.64%	(1,121,535)	(301,135)	—	(820,400)	5,427
5 yr IRS[12] 3/3/25- (Semiannually/ Semiannually)	CAD 800,000	(0.45)%/ 1.29%	(9,018)	3,810	—	(12,828)	(7,325)
5 yr IRS[12] 3/3/25- (Semiannually/ Semiannually)	CAD 2,600,000	(0.45)%/ 1.275%	(30,267)	11,366	—	(41,633)	29,941
5 yr IRS[12] 3/3/25- (Semiannually/ Semiannually)	CAD 1,600,000	(0.45)%/ 1.276%	(18,586)	7,036	—	(25,622)	1,208
5 yr IRS[12] 3/3/25- (Semiannually/ Semiannually)	CAD 2,900,000	(0.45)%/ 1.22%	(37,673)	8,529	—	(46,202)	2,187
5 yr IRS[12] 3/4/25- (Semiannually/ Semiannually)	CAD 20,500,000	(0.45)%/ 1.235%	(258,765)	68,090	—	(326,855)	15,487
5 yr IRS[12] 6/16/26- (Semiannually/ Semiannually)	CAD 30,300,000	(0.45)%/ 1.00%	(832,154)	(395,170)	—	(436,984)	29,830
5 yr IRS[13] 9/16/25- (Annually/ Annually)	GBP 5,700,000	0.50%/ (0.05)%	161,000	(44,044)	205,044	—	(2,638)
5 yr IRS[13] 3/16/27- (Annually/ Annually)	GBP 28,100,000	0.50%/ (0.05)%	1,052,298	157,574	894,724	—	5,334
6 yr IRS[11] 1/4/27- (At Maturity/ At Maturity)	BRL 6,600,000	0%/ 0%	14,856	—	14,856	—	(3,741)
7 yr IRS[10] 12/16/22- (Semiannually/ Quarterly)	41,600,000	2.25%/ (0.118)%	(692,316)	(1,335,081)	642,765	—	(8,840)
54    NQ-OPTFI [12/21] 2/22 (2028215)

(Unaudited)
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[4]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[5]	Unrealized Depreciation[5]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[10] 10/1/31- (Quarterly/ Semiannually)	8,600,000	0.131%/ 1.80%	$174,936	$121,565	$53,371	$—	$(5,304)
30 yr IRS[10]3/30/51- (Semiannually/ Quarterly)	600,000	1.15%/ (0.132)%	82,691	113,908	—	(31,217)	77,647
30 yr IRS[10]12/15/21- (Semiannually/ Quarterly)	4,600,000	0.05%/ (2.00)%	(307,048)	(261,696)	—	(45,352)	(29,478)
Total IRS Contracts			$(5,073,999)	$(1,949,993)	$1,890,249	$(5,014,255)	$242,086
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
1	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
2	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
3	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(168,493).
[4]	Markit’s iTraxx Europe Subordinated Financials Index, or the ITRX EUR SUB FIN, is comprised of 25 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[5]	Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.
[6]	Markit’s North America Investment Grade Index, or the CDX.NA.IG
Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[7]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[8]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[9]	Rate resets based on MXIBTIIE.
[10]	Rate resets based on LIBOR03M.
[11]	Rate paid based on Brazil CETIP Interbank Deposit.
[12]	Rate resets based on CDOR06M.
[13]	Rate resets based on BP0012M.
Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage

NQ-OPTFI [12/21] 2/22 (2028215)    55

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
Summary of abbreviations: (continued)
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BP0003M – 3 Month Sterling LIBOR Interest Rate
BP0012M – 12 Month Sterling LIBOR Interest Rate
BTP – Buoni del Tesoro Poliennali
CDOR06M – 6 Month Canadian Dollar Offered Rate
CDS – Credit Default Swap
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CITI – Citigroup
CLO – Collateralized Loan Obligation
COF 11 – Cost of Funds for the 11th District of San Francisco
DAC – Designated Activity Company
DB – Deutsche Bank
EUR003M – EURIBOR EUR 3 Month
EURIBOR – Euro interbank offered rate
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSC – Goldman Sachs Bank USA
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
Summary of abbreviations: (continued)
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
MS – Morgan Stanley
MXIBTIIE – Mexico 28 days interbank rate
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SONIA3M – 3 Month Sterling Overnight Indexed Average
TBA – To be announced
TBD – To be determined
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Sol
USD – US Dollar
UYU – Uruguayan Peso
ZAR – South African Rand

56    NQ-OPTFI [12/21] 2/22 (2028215)